UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 10/31/2011

Item 1 – Report to Stockholders

October 31, 2011

Annual Report

       Lifecycle Prepared PortfoliosSM of BlackRock Funds II

        ▶   BlackRock Prepared Portfolio 2015

       ▶   BlackRock Prepared Portfolio 2020

       ▶   BlackRock Prepared Portfolio 2025

       ▶   BlackRock Prepared Portfolio 2030

       ▶   BlackRock Prepared Portfolio 2035

       ▶   BlackRock Prepared Portfolio 2040

       ▶   BlackRock Prepared Portfolio 2045

       ▶   BlackRock Prepared Portfolio 2050

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS II	OCTOBER 31, 2011

Dear Shareholder

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic as the US Federal Reserve launched its second round of quantitative easing. Stock markets rallied despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down), especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Markets dropped sharply in May when fears mounted over the possibility of Greece defaulting on its debt, rekindling fears about the broader sovereign debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default. Financial problems intensified in Italy and Spain and both countries faced credit rating downgrades. Debt worries spread to the core European nations of France and Germany, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries, gold and the Swiss franc skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits posted gains for the 6- and 12-month periods ended October 31, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months; however, US stocks and high yield bonds remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While markets remain volatile and

  uncertainties abound, BlackRock

  remains dedicated to finding

  opportunities and managing risk in

  this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2011

	6-month	12-month
US large cap equities (S&P 500® Index)	(7.11)%	8.09%
US small cap equities (Russell 2000® Index)	(13.76)	6.71
International equities (MSCI Europe, Australasia, Far East Index)	(14.90)	(4.08)
Emerging market equities (MSCI Emerging Markets Index)	(15.91)	(7.72)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	12.11	7.79
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.98	5.00
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.56	3.78
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(0.95)	5.16

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of October 31, 2011	Lifecycle Prepared Portfolios

Investment Objective

The BlackRock Lifecycle Prepared Portfolios’ (the “Funds”) investment objective seeks a balance between long-term capital appreciation and high current income consistent with their current asset allocation.

Portfolio Management Commentary

How did the Funds perform?

—

For the 12-month period ended October 31, 2011, all of the Funds with target dates from 2015 to 2050 underperformed their respective blended benchmarks and the broad-market S&P 500® Index. The following discussion of relative performance pertains to each Fund’s respective blended benchmark.

What factors influenced performance?

—

The Funds’ underperformance relative to their respective reference benchmarks was attributable to weak performance in some of the underlying portfolios in which the Funds invest. The most significant source of negative performance during the period was the Funds’ investment in BlackRock Capital Appreciation Fund, Inc., which underperformed its benchmark, the Russell 1000® Growth Index, primarily due to weak stock selection in the information technology and consumer discretionary sectors.

—

Also having a negative impact on the Funds’ performance was their investment in Master Total Return Portfolio (“Total Return”), which underperformed its benchmark, the Barclays Capital US Aggregate Bond Index. Total Return’s performance was hindered by an overweight allocation to non-government spread sectors, which underperformed US Treasuries. Total Return’s short duration bias toward the latter half of the period was also a detractor from performance as interest rates moved lower due to weaker-than-expected economic data and sovereign debt concerns in Europe.

—

The Funds benefited from their broader allocations to the equity and fixed income asset classes via their underlying portfolio holdings throughout the 12-month period. In late 2010 and into early 2011, an overweight in equities versus fixed income contributed positively to the Funds’ performance as equity markets rallied during that part of the reporting period. Later in the period, the Funds benefited from an underweight in equities in favor of fixed income, as riskier assets largely underperformed in an environment that was highly volatile due to investors’ concerns about the European debt crisis and slowing economic growth.

—

Also having a positive impact on the Funds’ performance was their investment in BlackRock Equity Dividend Fund (“Equity Dividend”), which outperformed its benchmark, the Russell 1000® Value Index, for the period. Equity Dividend’s bias toward higher-quality, dividend-paying stocks generated relatively strong returns during a period of heightened volatility and historically low bond yields.

Describe recent portfolio activity.

—	During the 12-month period, the Funds shifted their broader asset allocation, reducing their equity exposure in favor of fixed income.

—

Late in 2010, management increased diversification in the Funds’ equity holdings by reallocating some exposure from large-cap core equities into growth and value stocks. Also during the period, the Funds’ equity portfolio holdings reflected a preference for US stocks versus international developed markets. The Funds increased exposure to high-quality, dividend-paying equities as investors reached for yield during a period of historically low interest rates.

—

In the Funds’ fixed income segment, management added exposure to bank loans by investing in BlackRock Floating Rate Income Portfolio. The introduction of bank loan exposure increases diversification within the fixed income allocation and offers attractive yield and carry (income).

—

The Funds maintained exposure to core fixed income through their investment in Total Return. During the period, Total Return increased the overall quality and liquidity profile of its holdings in advance of the completion of the US Federal Reserve’s monetary stimulus program on June 30, 2011. In addition, Total Return tactically managed its investment grade credit exposure, with a particular focus on taking advantage of relative value opportunities in financials and industrials. Also during the period, Total Return gradually reduced exposure to high yield corporate credit, non-agency residential mortgage-backed securities (“MBS”) and commercial MBS. In the latter part of the period, Total Return added to its agency MBS holdings with a general bias toward lower-coupon issues.

Describe Funds positioning at period end.

—

At period end, each Fund was cautiously positioned with an underweight in equities and overweight in fixed income relative to its respective reference benchmark. Within the equity segment, each Fund was overweight in US stocks and underweight in international developed markets. Additionally, the equity holdings reflected a bias toward high-quality, dividend-paying stocks. In the fixed income segment, each Fund was underweight core fixed income due to its allocations to high yield debt and bank loans.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	OCTOBER 31, 2011

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2015 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to 1/05/10	44.7	44.2	11.1
1/06/10 to 4/30/11	45.8	43.4	10.8
5/01/11 to 10/31/11	46.6	42.7	10.7
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(5.38)%	4.56%	N/A	2.69%	N/A
Investor A	(5.69)	4.10	(1.39)%	2.31	1.11%
Class R	(5.79)	3.76	N/A	1.99	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2015 Reference Index	(2.75)	5.86	N/A	2.12	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2011	5

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.
[3]	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.
[4]

The Fund compares its performance to that of a customized weighted index (the “2020 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to 1/05/10	39.1	48.7	12.2
1/06/10 to 4/30/11	40.4	47.7	11.9
5/01/11 to 10/31/11	41.6	46.7	11.7
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(6.01)%	4.78%	N/A	2.13%	N/A
Investor A	(6.32)	4.24	(1.28)%	1.73	0.53%
Class R	(6.36)	3.95	N/A	1.44	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2020 Reference Index	(3.48)	5.93	N/A	1.56	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	OCTOBER 31, 2011

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2025 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to 1/05/10	31.3	55.0	13.7
1/06/10 to 4/30/11	33.2	53.4	13.4
5/01/11 to 10/31/11	34.7	52.2	13.1
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(6.75)%	5.05%	N/A	1.47%	N/A
Investor A	(7.06)	4.54	(0.93)%	1.07	(0.11)%
Class R	(7.20)	4.35	N/A	0.77	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2025 Reference Index	(4.50)	5.97	N/A	0.68	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2011	7

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2030 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to 1/05/10	20.1	63.9	16.0
1/06/10 to 4/30/11	22.9	61.7	15.4
5/01/11 to 10/31/11	25.1	59.9	15.0
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(8.10)%	5.04%	N/A	0.69%	N/A
Investor A	(8.33)	4.69	(0.83)%	0.26	(0.92)%
Class R	(8.47)	4.25	N/A	(0.03)	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2030 Reference Index	(5.92)	6.06	N/A	(0.77)	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	OCTOBER 31, 2011

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2035 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	–	80.0	20.0
1/04/08 to 10/31/11	10.0	72.0	18.0
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(10.16)%	4.73%	N/A	(0.31)%	N/A
Investor A	(10.23)	4.32	(1.14)%	(0.68)	(1.85)%
Class R	(10.40)	3.96	N/A	(1.00)	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2035 Reference Index	(8.15)	5.58	N/A	(1.34)	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2011	9

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2040 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 10/31/11	10.0%	72.0	18.0
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(9.86)%	4.95%	N/A	0.08%	N/A
Investor A	(10.21)	4.30	(1.19)%	(0.41)	(1.58)%
Class R	(10.15)	4.18	N/A	(0.63)	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2040 Reference Index	(8.15)	5.58	N/A	(1.30)	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	OCTOBER 31, 2011

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2045 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 10/31/11	10.0%	72.0	18.0
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(9.79)%	5.10%	N/A	0.15%	N/A
Investor A	(10.08)	4.50	(0.98)%	(0.40)	(1.57)%
Class R	(10.14)	4.24	N/A	(0.63)	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2045 Reference Index	(8.15)	5.58	N/A	(1.30)	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2011	11

Fund Summary as of October 31, 2011	BlackRock Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2050 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 10/31/11	10.0%	72.0	18.0
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(10.01)%	4.91%	N/A	(0.86)%	N/A
Investor A	(10.19)	4.39	(1.07)%	(1.33)	(2.49)%
Class R	(10.23)	4.17	N/A	(1.56)	N/A
S&P 500® Index	(7.11)	8.09	N/A	(1.56)	N/A
2050 Reference Index	(8.15)	5.58	N/A	(1.30)	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.
[7]	The Fund commenced operations on April 20, 2007.
N/A - Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	OCTOBER 31, 2011

Fund Summaries as of October 31, 2011

BlackRock Prepared Portfolio 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	51%
Equity Funds	49

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	38%
BlackRock Equity Dividend Fund, Institutional Class	11
Master Large Cap Growth Portfolio	8
BlackRock High Yield Bond Portfolio, BlackRock Class	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock Global Dynamic Equity Fund, Institutional Class	6
BlackRock Floating Rate Income Portfolio, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	4
Master Basic Value LLC	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	2
BlackRock Pacific Fund, Inc., Institutional Class	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	1
Master Value Opportunities LLC	1
BlackRock Latin America Fund, Inc., Institutional Class	1

BlackRock Prepared Portfolio 2020

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	54%
Fixed Income Funds	46

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	34%
BlackRock Equity Dividend Fund, Institutional Class	12
Master Large Cap Growth Portfolio	9
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock High Yield Bond Portfolio, BlackRock Class	7
BlackRock Global Dynamic Equity Fund, Institutional Class	7
Master Basic Value LLC	5
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Floating Rate Income Portfolio, Institutional Class	5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
BlackRock Pacific Fund, Inc., Institutional Class	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	1
Master Value Opportunities LLC	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2011	13

Fund Summaries as of October 31, 2011

BlackRock Prepared Portfolio 2025

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	61%
Fixed Income Funds	39

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	28%
BlackRock Equity Dividend Fund, Institutional Class	14
Master Large Cap Growth Portfolio	10
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9
BlackRock Global Dynamic Equity Fund, Institutional Class	8
BlackRock High Yield Bond Portfolio, BlackRock Class	7
Master Basic Value LLC	6
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Floating Rate Income Portfolio, Institutional Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
BlackRock Pacific Fund, Inc., Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	1
Master Value Opportunities LLC	1

BlackRock Prepared Portfolio 2030

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	71%
Fixed Income Funds	29

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	21%
BlackRock Equity Dividend Fund, Institutional Class	16
Master Large Cap Growth Portfolio	12
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10
BlackRock Global Dynamic Equity Fund, Institutional Class	9
Master Basic Value LLC	7
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock High Yield Bond Portfolio, BlackRock Class	5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
BlackRock Floating Rate Income Portfolio, Institutional Class	3
BlackRock Pacific Fund, Inc., Institutional Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

14	BLACKROCK FUNDS II	OCTOBER 31, 2011

Fund Summaries as of October 31, 2011

BlackRock Prepared Portfolio 2035

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	86%
Fixed Income Funds	14

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	19%
Master Large Cap Growth Portfolio	14
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	13
BlackRock Global Dynamic Equity Fund, Institutional Class	11
Master Total Return Portfolio	10
Master Basic Value LLC	9
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock Pacific Fund, Inc., Institutional Class	3
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	1
BlackRock Floating Rate Income Portfolio, Institutional Class	1
BlackRock Latin America Fund, Inc., Institutional Class	1

BlackRock Prepared Portfolio 2040

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	86%
Fixed Income Funds	14

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	19%
Master Large Cap Growth Portfolio	16
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	13
BlackRock Global Dynamic Equity Fund, Institutional Class	11
Master Total Return Portfolio	10
Master Basic Value LLC	9
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock Pacific Fund, Inc., Institutional Class	3
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	1
BlackRock Floating Rate Income Portfolio, Institutional Class	1
BlackRock Latin America Fund, Inc., Institutional Class	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2011	15

Fund Summaries as of October 31, 2011

BlackRock Prepared Portfolio 2045

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	86%
Fixed Income Funds	14

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	19%
Master Large Cap Growth Portfolio	14
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	11
Master Total Return Portfolio	10
Master Basic Value LLC	9
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock Pacific Fund, Inc., Institutional Class	3
Master Value Opportunities LLC	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2
BlackRock Floating Rate Income Portfolio, Institutional Class	1
BlackRock Latin America Fund, Inc., Institutional Class	1

BlackRock Prepared Portfolio 2050

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	86%
Fixed Income Funds	14

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	19%
Master Large Cap Growth Portfolio	14
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	13
BlackRock Global Dynamic Equity Fund, Institutional Class	11
Master Total Return Portfolio	10
Master Basic Value LLC	9
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock Pacific Fund, Inc., Institutional Class	3
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	1
BlackRock Floating Rate Income Portfolio, Institutional Class	1
BlackRock Latin America Fund, Inc., Institutional Class	1

The Funds allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2011

About Fund Performance
—	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

—	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

—

Class R Shares are not subject to any sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at NAV on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BlackRock Advisors, LLC (the “Manager”) waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after applicable termination date. See Note 2 of the Notes to Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Barclays Capital US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on May 1, 2011 and held through October 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	OCTOBER 31, 2011	17

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Prepared Portfolio 2015

Institutional	$1,000.00	$946.20	$1.57	$1,000.00	$1,023.59	$1.63	0.32%
Investor A	$1,000.00	$943.10	$3.58	$1,000.00	$1,021.53	$3.72	0.73%
Class R	$1,000.00	$942.10	$4.94	$1,000.00	$1,020.11	$5.14	1.01%

BlackRock Prepared Portfolio 2020

Institutional	$1,000.00	$939.90	$1.42	$1,000.00	$1,023.74	$1.48	0.29%
Investor A	$1,000.00	$936.80	$3.61	$1,000.00	$1,021.48	$3.77	0.74%
Class R	$1,000.00	$936.40	$4.78	$1,000.00	$1,020.27	$4.99	0.98%

BlackRock Prepared Portfolio 2025

Institutional	$1,000.00	$932.50	$1.22	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$929.40	$3.31	$1,000.00	$1,021.78	$3.47	0.68%
Class R	$1,000.00	$928.00	$4.71	$1,000.00	$1,020.32	$4.94	0.97%

BlackRock Prepared Portfolio 2030

Institutional	$1,000.00	$919.00	$1.02	$1,000.00	$1,024.15	$1.07	0.21%
Investor A	$1,000.00	$916.70	$3.09	$1,000.00	$1,021.98	$3.26	0.64%
Class R	$1,000.00	$915.30	$4.49	$1,000.00	$1,020.52	$4.74	0.93%

BlackRock Prepared Portfolio 2035

Institutional	$1,000.00	$898.40	$0.72	$1,000.00	$1,024.45	$0.77	0.15%
Investor A	$1,000.00	$897.70	$2.92	$1,000.00	$1,022.13	$3.11	0.61%
Class R	$1,000.00	$896.00	$4.25	$1,000.00	$1,020.72	$4.53	0.89%

BlackRock Prepared Portfolio 2040

Institutional	$1,000.00	$901.40	$0.72	$1,000.00	$1,024.45	$0.77	0.15%
Investor A	$1,000.00	$897.90	$3.06	$1,000.00	$1,021.98	$3.26	0.64%
Class R	$1,000.00	$898.50	$4.26	$1,000.00	$1,020.72	$4.53	0.89%

BlackRock Prepared Portfolio 2045

Institutional	$1,000.00	$902.10	$0.77	$1,000.00	$1,024.40	$0.82	0.16%
Investor A	$1,000.00	$899.20	$3.11	$1,000.00	$1,021.93	$3.31	0.65%
Class R	$1,000.00	$898.60	$4.26	$1,000.00	$1,020.72	$4.53	0.89%

BlackRock Prepared Portfolio 2050

Institutional	$1,000.00	$899.90	$0.72	$1,000.00	$1,024.45	$0.77	0.15%
Investor A	$1,000.00	$898.10	$3.11	$1,000.00	$1,021.93	$3.31	0.65%
Class R	$1,000.00	$897.70	$4.26	$1,000.00	$1,020.72	$4.53	0.89%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests in Master Portfolios, the expense table example reflects the expenses of both the Fund and the Master Portfolios in which it invests

See “Disclosure of Expenses” on page 17 for further information on how expenses were calculated.

18	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

Financial Statements:	Shares/
Affiliated Investment Companies (a)	Beneficial Interest	Value

Equity Funds – 49.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	44,318	$992,273
BlackRock Equity Dividend Fund, Institutional Class	93,460	1,672,938
BlackRock Global Dynamic Equity Fund, Institutional Class	78,453	939,084
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	12,601	229,708
BlackRock International Opportunities Portfolio, Institutional Class	20,779	657,868
BlackRock Latin America Fund, Inc., Institutional Class	1,169	73,371
BlackRock Pacific Fund, Inc., Institutional Class	15,221	248,399
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	15,882	367,830
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,402	207,666
Master Basic Value LLC	$627,040	627,040
Master Large Cap Growth Portfolio	$1,250,746	1,250,746
Master Value Opportunities LLC	$182,386	182,386

		7,449,309

Fixed Income Funds – 51.0%
BlackRock Floating Rate Income Portfolio, Institutional Class	75,697	765,296

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	151,329	$1,128,912
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	171
Master Total Return Portfolio	$5,748,320	5,748,320

		7,642,699

Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	13,448	13,448

Total Affiliated Investment Companies (Cost – $14,593,200*) – 100.8%		15,105,456
Liabilities in Excess of Other Assets – (0.8)%		(115,521)

Net Assets – 100.0%		$14,989,935

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$14,526,051

Gross unrealized appreciation	$1,083,776
Gross unrealized depreciation	(504,371)

Net unrealized appreciation	$579,405

(a) Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	13,499	1,042		14,541		–	–	$27,278	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,600	48,619		48,901		44,318	$992,273	$(11,665)	–
BlackRock Equity Dividend Fund, Institutional Class	59,168	64,759		30,467		93,460	$1,672,938	$(5,173)	$25,917
BlackRock Floating Rate Income Portfolio, Institutional Class	–	83,837		8,140		75,697	$765,296	$(2,289)	$16,759
BlackRock Global Allocation Fund, Inc., Institutional Class	79,614	19,256		98,870		–	–	$63,028	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	116,903		38,450		78,453	$939,084	$(3,035)	$10,777
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	18,753	14,585		20,737		12,601	$229,708	$60,755	–
BlackRock High Yield Bond Portfolio, BlackRock Class	96,578	112,794		58,043		151,329	$1,128,912	$(14,288)	$67,115
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14	1		–		15	$171	$5	$6
BlackRock International Opportunities Portfolio, Institutional Class	11,180	15,527		5,928		20,779	$657,868	$(1,534)	$5,149
BlackRock Large Cap Growth Fund, Institutional Class	100,443	9,188		109,631		–	–	$87,338	–
BlackRock Latin America Fund, Inc, Institutional Class	–	1,209		40		1,169	$73,371	$(204)	–
BlackRock Liquidity Funds, TempFund, Institutional Class	25,586	–		12,138	**	13,448	$13,448	–	$48
BlackRock Pacific Fund, Inc., Institutional Class	–	15,794		573		15,221	$248,399	$(1,105)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,053	15,639		7,810		15,882	$367,830	$9,526	–
BlackRock Total Return Fund, BlackRock Class	303,250	30,843		334,093		–	–	$322,906	$14,701
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,449	33,858		32,905		5,402	$207,666	$62,895	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	10,021	919		10,940		–	–	$21,126	–
Master Basic Value LLC	$959,858	–		$332,818	**	$627,040	$627,040	$119,527	$21,963
Master Large Cap Growth Portfolio	–	$1,250,746	***	–		$1,250,746	$1,250,746	$82,619	$13,215
Master Total Return Portfolio	–	$5,748,320	***	–		$5,748,320	$5,748,320	$(18,878)	$242,828
Master Value Opportunities LLC	–	$182,386	***	–		$182,386	$182,386	$24,528	$2,314

**Represents net shares/beneficial interest sold. ***Represents net beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	19

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$7,296,964	$7,808,492	–	$15,105,456

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value

Equity Funds – 54.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	60,184	$1,347,520
BlackRock Equity Dividend Fund, Institutional Class	121,928	2,182,508
BlackRock Global Dynamic Equity Fund, Institutional Class	103,124	1,234,400
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	14,994	273,332
BlackRock International Opportunities Portfolio, Institutional Class	26,890	851,337
BlackRock Latin America Fund, Inc., Institutional Class	1,404	88,142
BlackRock Pacific Fund, Inc., Institutional Class	19,526	318,660
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	20,880	483,585
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	6,797	261,259
Master Basic Value LLC	$869,553	869,553
Master Large Cap Growth Portfolio	$1,626,349	1,626,349
Master Value Opportunities LLC	$238,330	238,330

		9,774,975

Fixed Income Funds – 45.8%
BlackRock Floating Rate Income Portfolio, Institutional Class	81,411	823,066

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	174,535	$1,302,028
Master Total Return Portfolio	$6,077,769	6,077,769

		8,202,863

Short-Term Securities – 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	942	942

Total Affiliated Investment Companies (Cost – $17,164,677*) – 100.3%		17,978,780
Liabilities in Excess of Other Assets – (0.3)%		(59,159)

Net Assets – 100.0%		$17,919,621

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$17,087,135

Gross unrealized appreciation	$1,427,278
Gross unrealized depreciation	(535,633)

Net unrealized appreciation	$891,645

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	20,365	294		20,659		–	–	$40,336	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	67,948	73,270		81,034		60,184	$1,347,520	$40,905	–
BlackRock Equity Dividend Fund, Institutional Class	87,619	98,407		64,098		121,928	$2,182,508	$(4,653)	$33,241
BlackRock Floating Rate Income Portfolio, Institutional Class	–	104,302		22,891		81,411	$823,066	$(3,388)	$17,608
BlackRock Global Allocation Fund, Inc., Institutional Class	123,019	3,309		126,328		–	–	$89,196	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	177,539		74,415		103,124	$1,234,400	$108	$13,715
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	28,389	16,072		29,467		14,994	$273,332	$92,611	–
BlackRock High Yield Bond Portfolio, BlackRock Class	116,834	149,163		91,462		174,535	$1,302,028	$(9,258)	$70,752
BlackRock International Opportunities Portfolio, Institutional Class	16,768	22,325		12,203		26,890	$851,337	$4,075	$6,206
BlackRock Large Cap Growth Fund, Institutional Class	148,762	3,106		151,868		–	–	$124,993	–
BlackRock Latin America Fund, Inc, Institutional Class	–	1,449		45		1,404	$88,142	$(344)	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	942	**	–		942	$942	–	$51
BlackRock Pacific Fund, Inc., Institutional Class	–	20,331		805		19,526	$318,660	$(1,347)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	11,928	24,411		15,459		20,880	$483,585	$20,274	–
BlackRock Total Return Fund, BlackRock Class	351,590	8,984		360,574		–	–	$386,623	$16,193
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,589	48,768		48,560		6,797	$261,259	$92,370	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	14,844	314		15,158		–	–	$30,067	–
Master Basic Value LLC	$1,462,228	–		$592,675	***	$869,553	$869,553	$155,885	$28,699
Master Large Cap Growth Portfolio	–	$1,626,349	**	–		$1,626,349	$1,626,349	$107,460	$16,759
Master Total Return Portfolio	–	$6,077,769	**	–		$6,077,769	$6,077,769	$(20,496)	$251,396
Master Value Opportunities LLC	–	$238,330	**	–		$238,330	$238,330	$31,276	$2,927

**Represents net shares/beneficial interest purchased. ***Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	21

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$9,166,779	$8,812,001	–	$17,978,780

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 62.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	46,166	$1,033,661
BlackRock Equity Dividend Fund, Institutional Class	89,964	1,610,360
BlackRock Global Dynamic Equity Fund, Institutional Class	76,672	917,758
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	9,920	180,835
BlackRock International Opportunities Portfolio, Institutional Class	20,022	633,909
BlackRock Latin America Fund, Inc., Institutional Class	920	57,749
BlackRock Pacific Fund, Inc., Institutional Class	14,034	229,033
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	15,535	359,797
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,097	195,922
Master Basic Value LLC	$678,007	678,007
Master Large Cap Growth Portfolio	$1,199,737	1,199,737
Master Value Opportunities LLC	$177,974	177,974

		7,274,742

Fixed Income Funds – 39.0%
BlackRock Floating Rate Income Portfolio, Institutional Class	45,436	459,361

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	106,424	$793,924
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	217
Master Total Return Portfolio	$3,328,424	3,328,424

		4,581,926

Short-Term Securities – 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	18,448	18,448

Total Affiliated Investment Companies (Cost – $11,312,306*) – 101.2%		11,875,116
Liabilities in Excess of Other Assets – (1.2)%		(135,396)

Net Assets – 100.0%		$11,739,720

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$11,257,630

Gross unrealized appreciation	$1,016,992
Gross unrealized depreciation	(399,506)

Net unrealized appreciation	$617,486

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	15,658	594		16,252		–	–	$30,948	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,247	41,224		47,305		46,166	$1,033,661	$10,937	–
BlackRock Equity Dividend Fund, Institutional Class	67,244	58,163		35,443		89,964	$1,610,360	$(5,786)	$25,662
BlackRock Floating Rate Income Portfolio, Institutional Class	–	52,365		6,929		45,436	$459,361	$(2,556)	$10,006
BlackRock Global Allocation Fund, Inc., Institutional Class	93,634	4,688		98,322		–	–	$69,502	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	116,961		40,289		76,672	$917,758	$(9,854)	$10,272
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	21,827	11,606		23,513		9,920	$180,835	$71,986	–
BlackRock High Yield Bond Portfolio, BlackRock Class	65,387	72,963		31,926		106,424	$793,924	$(4,524)	$39,724
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18	1		–		19	$217	$6	$8
BlackRock International Opportunities Portfolio, Institutional Class	12,867	13,577		6,422		20,022	$633,909	$(2,187)	$4,932
BlackRock Large Cap Growth Fund, Institutional Class	114,146	5,383		119,529		–	–	$97,217	–
BlackRock Latin America Fund, Inc, Institutional Class	–	976		56		920	$57,749	90	–
BlackRock Liquidity Funds, TempFund, Institutional Class	21,409	–		2,961	**	18,448	$18,448	–	$26
BlackRock Pacific Fund, Inc., Institutional Class	–	15,236		1,202		14,034	$229,033	$(991)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,152	14,950		8,567		15,535	$359,797	$6,154	–
BlackRock Total Return Fund, BlackRock Class	179,757	9,431		189,188		–	–	$212,997	$8,359
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,056	32,814		32,773		5,097	$195,922	$56,033	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	11,389	541		11,930		–	–	$23,478	–
Master Basic Value LLC	$1,125,120	–		$447,113	**	$678,007	$678,007	$117,220	$21,800
Master Large Cap Growth Portfolio	–	$1,199,737	***	–		$1,199,737	$1,199,737	$80,288	$12,717
Master Total Return Portfolio	–	$3,328,424	***	–		$3,328,424	$3,328,424	$(6,296)	$137,966
Master Value Opportunities LLC	–	$177,974	***	–		$177,974	$177,974	$9,324	$2,225

**Represents net shares/beneficial interest sold. ***Represents net beneficial interest purchased.

(b) Non-income producing security.	(c) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	23

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$6,490,974	$5,384,142	–	$11,875,116

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 71.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	74,240	$1,662,235
BlackRock Equity Dividend Fund, Institutional Class	138,422	2,477,756
BlackRock Global Dynamic Equity Fund, Institutional Class	118,927	1,423,558
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	13,265	241,825
BlackRock International Opportunities Portfolio, Institutional Class	30,447	963,955
BlackRock Latin America Fund, Inc., Institutional Class	1,215	76,280
BlackRock Pacific Fund, Inc., Institutional Class	20,988	342,520
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	24,071	557,484
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	7,821	300,622
Master Basic Value LLC	$1,111,464	1,111,464
Master Large Cap Growth Portfolio	$1,837,811	1,837,811
Master Value Opportunities LLC	$275,261	275,261

		11,270,771

Fixed Income Funds – 29.2%
BlackRock Floating Rate Income Portfolio, Institutional Class	45,763	462,663

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	112,158	$836,696
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	281
Master Total Return Portfolio	$3,317,757	3,317,757

		4,617,397

Short-Term Securities – 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	8,237	8,237

Total Affiliated Investment Companies
(Cost – $15,102,524*) – 100.4%		15,896,405
Liabilities in Excess of Other Assets – (0.4)%		(69,612)

Net Assets – 100.0%		$15,826,793

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$14,905,036

Gross unrealized appreciation	$1,581,006
Gross unrealized depreciation	(589,637)

Net unrealized appreciation	$991,369

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	25,171	451		25,622		–	–	$49,682	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	84,191	62,700		72,651		74,240	$1,662,235	$27,507	–
BlackRock Equity Dividend Fund, Institutional Class	108,604	85,091		55,273		138,422	$2,477,756	$(5,091)	$40,725
BlackRock Floating Rate Income Portfolio, Institutional Class	–	54,224		8,461		45,763	$462,663	$(1,380)	$10,156
BlackRock Global Allocation Fund, Inc., Institutional Class	152,446	5,145		157,591		–	–	$109,536	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	183,791		64,864		118,927	$1,423,558	$(5,029)	$17,006
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	35,116	14,330		36,181		13,265	$241,825	$112,575	–
BlackRock High Yield Bond Portfolio, BlackRock Class	61,451	84,088		33,381		112,158	$836,696	$(2,805)	$39,099
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	23	2		–		25	$281	$8	$11
BlackRock International Opportunities Portfolio, Institutional Class	20,745	19,830		10,128		30,447	$963,955	$1,275	$7,933
BlackRock Large Cap Growth Fund, Institutional Class	184,323	4,245		188,568		–	–	$153,738	–
BlackRock Latin America Fund, Inc, Institutional Class	–	1,246		31		1,215	$76,280	(109)	–
BlackRock Liquidity Funds, TempFund, Institutional Class	6,943	1,294	**	–		8,237	$8,237	–	$22
BlackRock Pacific Fund, Inc., Institutional Class	–	21,716		728		20,988	$342,520	$(948)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,779	22,781		13,489		24,071	$557,484	$19,470	–
BlackRock Total Return Fund, BlackRock Class	126,662	3,437		130,099		–	–	$152,658	$5,594
BlackRock U.S. Opportunities Portfolio, Institutional Class	8,166	52,070		52,415		7,821	$300,622	$100,454	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	18,383	426		18,809		–	–	$37,104	–
Master Basic Value LLC	$1,812,535	–		$701,071	***	$1,111,464	$1,111,464	$191,320	$35,480
Master Large Cap Growth Portfolio	–	$1,837,811	**	–		$1,837,811	$1,837,811	$140,091	$20,653
Master Total Return Portfolio	–	$3,317,757	**	–		$3,317,757	$3,317,757	$(1,760)	$136,253
Master Value Opportunities LLC	–	$275,261	**	–		$275,261	$275,261	$37,765	$3,581

**Represents net shares/beneficial interest purchased. ***Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	25

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$9,354,112	$6,542,293	–	$15,896,405

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 87.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	50,190	$1,123,760
BlackRock Equity Dividend Fund, Institutional Class	88,854	1,590,495
BlackRock Global Dynamic Equity Fund, Institutional Class	77,135	923,305
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,014	127,866
BlackRock International Opportunities Portfolio, Institutional Class	19,325	611,832
BlackRock Latin America Fund, Inc., Institutional Class	638	40,073
BlackRock Pacific Fund, Inc., Institutional Class	13,040	212,811
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	15,619	361,742
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,146	197,825
Master Basic Value LLC	$ 766,141	766,141
Master Large Cap Growth Portfolio	$1,175,665	1,175,665
Master Value Opportunities LLC	$ 178,487	178,487

		7,310,002

Fixed Income Funds – 13.9%
BlackRock Floating Rate Income Portfolio, Institutional Class	11,556	116,831

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	33,952	$253,280
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	371
Master Total Return Portfolio	$795,837	795,837

		1,166,319

Short-Term Securities – 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	16,275	16,275

Total Affiliated Investment Companies (Cost – $7,930,407*) – 101.6%		8,492,596
Liabilities in Excess of Other Assets – (1.6)%		(134,080)

Net Assets – 100.0%		$8,358,516

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,866,698

Gross unrealized appreciation	$981,200
Gross unrealized depreciation	(355,302)

Net unrealized appreciation	$625,898

(a) Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	14,800	386		15,186		–	–	$29,629	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	49,392	38,298		37,500		50,190	$1,123,760	$(15,397)	–
BlackRock Equity Dividend Fund, Institutional Class	63,837	55,335		30,318		88,854	$1,590,495	$(10,451)	$25,709
BlackRock Floating Rate Income Portfolio, Institutional Class	–	13,328		1,772		11,556	$ 116,831	$(529)	$2,376
BlackRock Global Dynamic Equity Fund, Institutional Class	87,847	31,031		41,743		77,135	$ 923,305	$11,759	$10,323
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	20,656	8,056		21,698		7,014	$ 127,866	$67,784	–
BlackRock High Yield Bond Portfolio, BlackRock Class	11,887	31,473		9,408		33,952	$ 253,280	$(736)	$8,427
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	30	2		–		32	$ 371	$11	$14
BlackRock International Opportunities Portfolio, Institutional Class	12,201	12,167		5,043		19,325	$ 611,832	$(2,251)	$4,737
BlackRock Large Cap Growth Fund, Institutional Class	108,373	3,975		112,348		–	–	$92,259	–
BlackRock Latin America Fund, Inc, Institutional Class	–	680		42		638	$ 40,073	(25)	–
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736	13,539	**	–		16,275	$ 16,275	–	$15
BlackRock Pacific Fund, Inc., Institutional Class	–	13,963		923		13,040	$ 212,811	$(670)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,689	13,623		6,693		15,619	$ 361,742	$5,676	–
BlackRock Total Return Fund, BlackRock Class	43,956	1,707		45,663		–	–	$18,967	$1,914
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,800	30,812		30,466		5,146	$ 197,825	$54,343	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	10,813	402		11,215		–	–	$22,285	–
Master Basic Value LLC	$1,063,298	–		$297,157	***	$ 766,141	$ 766,141	$119,203	$22,400
Master Large Cap Growth Portfolio	–	$1,175,665	**	–		$1,175,665	$1,175,665	$90,005	$13,088
Master Total Return Portfolio	–	$ 795,837	**	–		$ 795,837	$ 795,837	$95	$28,447
Master Value Opportunities LLC	–	$ 178,487	**	–		$ 178,487	$ 178,487	$23,760	$2,251

**Represents net shares/beneficial interest purchased. ***Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	27

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$5,576,466	$2,916,130	–	$8,492,596

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 87.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	52,879	$ 1,183,953
BlackRock Equity Dividend Fund, Institutional Class	93,756	1,678,235
BlackRock Global Dynamic Equity Fund, Institutional Class	81,385	974,182
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,402	134,940
BlackRock International Opportunities Portfolio, Institutional Class	20,414	646,303
BlackRock Latin America Fund, Inc., Institutional Class	668	41,949
BlackRock Pacific Fund, Inc., Institutional Class	13,770	224,720
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	16,479	381,663
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,723	220,005
Master Basic Value LLC	$ 807,779	807,779
Master Large Cap Growth Portfolio	$1,239,893	1,239,893
Master Value Opportunities LLC	$ 188,399	188,399

		7,722,021

Fixed Income Funds – 13.9%
BlackRock Floating Rate Income Portfolio, Institutional Class	12,247	123,815

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	35,786	$266,965
Master Total Return Portfolio	$841,713	841,713

		1,232,493

Short-Term Securities – 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	14,635	14,635

Total Affiliated Investment Companies (Cost – $8,264,820*) – 101.5%		8,969,149
Liabilities in Excess of Other Assets – (1.5)%		(131,530)

Net Assets – 100.0%		$8,837,619

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,220,002

Gross unrealized appreciation	$1,080,603
Gross unrealized depreciation	(331,456)

Net unrealized appreciation	$749,147

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	16,394	159		16,553		–	–	$32,591	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	54,755	39,120		40,996		52,879	$1,183,953	$2,841	–
BlackRock Equity Dividend Fund, Institutional Class	70,489	56,319		33,052		93,756	$1,678,235	$(5,800)	$26,506
BlackRock Floating Rate Income Portfolio, Institutional Class	–	13,752		1,505		12,247	$ 123,815	$(510)	$2,469
BlackRock Global Dynamic Equity Fund, Institutional Class	96,827	30,171		45,613		81,385	$ 974,182	$23,195	$10,573
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	22,839	8,128		23,565		7,402	$ 134,940	$73,772	–
BlackRock High Yield Bond Portfolio, BlackRock Class	13,155	32,659		10,028		35,786	$ 266,965	$(756)	$8,706
BlackRock International Opportunities Portfolio, Institutional Class	13,501	12,454		5,541		20,414	$ 646,303	$(3,176)	$5,064
BlackRock Large Cap Growth Fund, Institutional Class	119,666	1,779		121,445		–	–	$101,081	–
BlackRock Latin America Fund, Inc, Institutional Class	–	711		43		668	$ 41,949	(252)	–
BlackRock Liquidity Funds, TempFund, Institutional Class	8,368	6,267	**	–		14,635	$ 14,635	–	$14
BlackRock Pacific Fund, Inc., Institutional Class	–	14,693		923		13,770	$ 224,720	$(1,732)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,594	14,271		7,386		16,479	$ 381,663	$7,382	–
BlackRock Total Return Fund, BlackRock Class	48,661	851		49,512		–	–	$19,799	$2,084
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,300	32,138		31,715		5,723	$ 220,005	$60,166	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	11,941	180		12,121		–	–	$24,352	–
Master Basic Value LLC	$1,179,159	–		$371,380	***	$ 807,779	$ 807,779	$121,832	$30,680
Master Large Cap Growth Portfolio	–	$1,239,893	**	–		$1,239,893	$1,239,893	$85,963	$13,362
Master Total Return Portfolio	–	$841,713	**	–		$ 841,713	$ 841,713	$(67)	$29,234
Master Value Opportunities LLC	–	$188,399	**	–		$ 188,399	$ 188,399	$24,105	$2,314

**Represents net shares/beneficial interest purchased. ***Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	29

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$5,891,365	$3,077,784	–	$8,969,149

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 87.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	24,602	$550,831
BlackRock Equity Dividend Fund, Institutional Class	42,993	769,572
BlackRock Global Dynamic Equity Fund, Institutional Class	37,617	450,271
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	3,299	60,142
BlackRock International Opportunities Portfolio, Institutional Class	9,195	291,100
BlackRock Latin America Fund, Inc., Institutional Class	303	19,046
BlackRock Pacific Fund, Inc., Institutional Class	6,165	100,605
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	7,588	175,739
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	155	5,969
Master Basic Value LLC	$376,513	376,513
Master Large Cap Growth Portfolio	$571,126	571,126
Master Value Opportunities LLC	$ 86,920	86,920

		3,457,834

Fixed Income Funds – 14.3%
BlackRock Floating Rate Income Portfolio, Institutional Class	5,599	56,608

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	16,321	$121,752
Master Total Return Portfolio	$388,343	388,343

		566,703

Short-Term Securities – 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	14,338	14,338

Total Affiliated Investment Companies
(Cost – $3,798,162*) – 102.1%		4,038,875
Liabilities in Excess of Other Assets – (2.1)%		(81,670)

Net Assets – 100.0%		$3,957,205

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,800,878

Gross unrealized appreciation	$394,388
Gross unrealized depreciation	(156,391)

Net unrealized appreciation	$237,997

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	6,084	76		6,160		–	–	$12,015	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	20,389	17,473		13,260		24,602	$550,831	$(12,472)	–
BlackRock Equity Dividend Fund, Institutional Class	26,085	25,381		8,473		42,993	$769,572	$(204)	$11,085
BlackRock Floating Rate Income Portfolio, Institutional Class	–	5,815		216		5,599	$ 56,608	$(69)	$1,078
BlackRock Global Dynamic Equity Fund, Institutional Class	33,501	14,473		10,357		37,617	$450,271	$(2,981)	$4,131
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	8,491	3,475		8,667		3,299	$ 60,142	$26,917	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,893	14,165		2,737		16,321	$121,752	$69	$3,700
BlackRock International Opportunities Portfolio, Institutional Class	5,009	5,546		1,360		9,195	$291,100	$(1,533)	$1,883
BlackRock Large Cap Growth Fund, Institutional Class	44,277	960		45,237		–	–	$37,052	–
BlackRock Latin America Fund, Inc, Institutional Class	–	309		6		303	$ 19,046	(25)	–
BlackRock Liquidity Funds, TempFund, Institutional Class	38,419	–		24,081	**	14,338	$ 14,338	–	$12
BlackRock Pacific Fund, Inc., Institutional Class	–	6,286		121		6,165	$100,605	$(172)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,550	6,049		2,011		7,588	$175,739	$1,580	–
BlackRock Total Return Fund, BlackRock Class	18,116	425		18,541		–	–	$5,900	$777
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,961	12,468		14,274		155	$ 5,969	$21,096	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	4,417	98		4,515		–	–	$8,943	–
Master Basic Value LLC	$438,871	–		$62,358	**	$376,513	$376,513	$48,515	$9,397
Master Large Cap Growth Portfolio	–	$571,126	***	–		$571,126	$571,126	$30,971	$5,503
Master Total Return Portfolio	–	$388,343	***	–		$388,343	$388,343	$221	$12,384
Master Value Opportunities LLC	–	$ 86,920	***	–		$ 86,920	$ 86,920	$9,965	$954

**Represents net shares/beneficial interest sold. ***Represents net beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	31

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$2,615,973	$1,422,902	–	$4,038,875

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments October 31, 2011	BlackRock Prepared Portfolio 2050 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Equity Funds – 88.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	19,159	$428,974
BlackRock Equity Dividend Fund, Institutional Class	33,784	604,736
BlackRock Global Dynamic Equity Fund, Institutional Class	29,333	351,118
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2,679	48,847
BlackRock International Opportunities Portfolio, Institutional Class	7,241	229,255
BlackRock Latin America Fund, Inc., Institutional Class	243	15,265
BlackRock Pacific Fund, Inc., Institutional Class	4,956	80,879
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	5,932	137,385
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	2,043	78,532
Master Basic Value LLC	$293,015	293,015
Master Large Cap Growth Portfolio	$447,132	447,132
Master Value Opportunities LLC	$68,166	68,166

		2,783,304

Fixed Income Funds – 14.1%
BlackRock Floating Rate Income Portfolio, Institutional Class	4,398	44,466

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value

Fixed Income Funds (concluded)
BlackRock High Yield Bond Portfolio, BlackRock Class	12,912	$96,321
Master Total Return Portfolio	$301,621	301,621

		442,408

Short-Term Securities – 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)	14,514	14,514

Total Affiliated Investment Companies
(Cost – $3,033,617*) – 103.3%		3,240,226
Liabilities in Excess of Other Assets – (3.3)%		(102,454)

Net Assets – 100.0%		$3,137,772

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,985,319

Gross unrealized appreciation	$407,530
Gross unrealized depreciation	(152,623)

Net unrealized appreciation	$254,907

(a)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2011	Value at October 31, 2011	Realized Gain (Loss)	Income

BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	5,384	124		5,508		–	–	$10,592	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	18,075	15,485		14,401		19,159	$428,974	$(4,382)	–
BlackRock Equity Dividend Fund, Institutional Class	23,123	21,409		10,748		33,784	$604,736	$(876)	$9,361
BlackRock Floating Rate Income Portfolio, Institutional Class	–	4,833		435		4,398	$44,466	$(80)	$874
BlackRock Global Dynamic Equity Fund, Institutional Class	33,567	13,151		17,385		29,333	$351,118	$8,299	$3,721
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,526	2,896		7,743		2,679	$48,847	$24,192	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,315	11,615		3,018		12,912	$96,321	$60	$3,069
BlackRock International Opportunities Portfolio, Institutional Class	4,437	4,746		1,942		7,241	$229,255	$(523)	$1,676
BlackRock Large Cap Growth Fund, Institutional Class	39,256	1,357		40,613		–	–	$32,959	–
BlackRock Latin America Fund, Inc, Institutional Class	–	246		3		243	$15,265	(13)	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	14,514	**	–		14,514	$14,514	–	$6
BlackRock Pacific Fund, Inc., Institutional Class	–	5,049		93		4,956	$80,879	$(103)	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,147	5,302		2,517		5,932	$137,385	$2,326	–
BlackRock Total Return Fund, BlackRock Class	16,057	580		16,637		–	–	$3,730	$686
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,739	11,503		11,199		2,043	$78,532	$21,393	–
BlackRock Value Opportunities Fund, Inc., Institutional Class	3,916	138		4,054		–	–	$7,951	–
Master Basic Value LLC	$388,902	–		$95,887	***	$293,015	$293,015	$42,714	$8,049
Master Large Cap Growth Portfolio	–	$447,132	**	–		$447,132	$447,132	$31,027	$4,693
Master Total Return Portfolio	–	$301,621	**	–		$301,621	$301,621	$(47)	$10,444
Master Value Opportunities LLC	–	$68,166	**	–		$68,166	$68,166	$8,569	$811

**Represents net shares/beneficial interest purchased. ***Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	33

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$2,130,292	$1,109,934	–	$3,240,226

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2011

Statements of Assets and Liabilities

October 31, 2011	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Assets

Investments at value – affiliated[1]	$15,105,456	$17,978,780	$11,875,116	$15,896,405	$8,492,596	$8,969,149	$4,038,875	$3,240,226
Capital shares sold receivable	6,133	8,101	29,881	7,867	5,798	7,556	2,332	5,234
Receivable from advisor	13,749	13,326	13,732	14,499	14,029	14,294	13,713	15,002
Prepaid expenses	15,530	15,568	15,238	15,632	15,159	15,147	14,854	14,928

Total assets	15,140,868	18,015,775	11,933,967	15,934,403	8,527,582	9,006,146	4,069,774	3,275,390

Liabilities
Investments purchased payable – affiliated	13,449	943	18,441	8,237	16,275	14,636	14,338	14,515
Capital shares redeemed payable	71,666	27,755	111,918	32,738	91,086	91,235	39,225	64,218
Professional fees payable	33,672	32,917	33,572	33,213	33,966	33,835	34,115	34,238
Accounting fees payable	11,250	11,250	11,250	11,250	11,250	11,250	11,250	11,250
Custodian fees payable	5,380	5,378	5,380	5,391	5,376	5,358	5,366	5,378
Printing fees payable	4,468	4,485	3,592	4,415	2,444	2,634	1,386	1,028
Service and distribution fees payable	4,391	5,173	3,505	4,715	2,372	2,488	1,237	986
Transfer agent fees payable	3,599	5,266	3,717	4,605	3,526	4,360	2,866	3,231
Officer’s and Trustees’ fees payable	1,048	1,024	1,090	1,038	1,134	1,134	1,209	1,213
Other affiliates payable	290	301	214	445	63	44	2	–
Other accrued expenses payable	1,720	1,662	1,568	1,563	1,574	1,553	1,575	1,561

Total liabilities	150,933	96,154	194,247	107,610	169,066	168,527	112,569	137,618

Net Assets	$14,989,935	$17,919,621	$11,739,720	$15,826,793	$8,358,516	$8,837,619	$3,957,205	$3,137,772

Net Assets Consist of
Paid-in capital	$13,739,540	$16,287,899	$10,468,000	$13,899,137	$7,544,859	$7,697,690	$3,638,976	$2,741,778
Undistributed net investment income	254,936	272,396	147,470	155,118	37,562	47,908	15,840	13,452
Accumulated net realized gain	483,203	545,223	561,440	978,657	213,906	387,692	61,676	175,933
Net unrealized appreciation/depreciation	512,256	814,103	562,810	793,881	562,189	704,329	240,713	206,609

Net Assets	$14,989,935	$17,919,621	$11,739,720	$15,826,793	$8,358,516	$8,837,619	$3,957,205	$3,137,772

[1] Investments at cost – affiliated	$14,593,200	$17,164,677	$11,312,306	$15,102,524	$7,930,407	$8,264,820	$3,798,162	$3,033,617

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	35

Statements of Assets and Liabilities (concluded)

October 31, 2011	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Net Asset Value
Institutional
Net assets	$96,187	$326,342	$115,541	$355,348	$207,043	$224,247	$133,200	$75,879

Shares outstanding[1]	9,279	32,128	11,616	36,406	21,876	23,365	13,760	8,361

Net asset value	$10.37	$10.16	$9.95	$9.76	$9.46	$9.60	$9.68	$9.08

Investor A
Net assets	$8,594,317	$9,994,059	$6,181,204	$8,007,946	$4,878,018	$5,199,298	$1,656,262	$1,373,577

Shares outstanding[1]	835,704	990,992	625,330	827,511	519,726	547,090	173,384	152,828

Net asset value	$10.28	$10.08	$9.88	$9.68	$9.39	$9.50	$9.55	$8.99

Class R
Net assets	$6,299,431	$7,599,220	$5,442,975	$7,463,499	$3,273,455	$3,414,074	$2,167,743	$1,688,316

Shares outstanding[1]	613,741	759,332	555,350	775,725	351,537	360,597	228,604	188,587

Net asset value	$10.26	$10.01	$9.80	$9.62	$9.31	$9.47	$9.48	$8.95

1  Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	OCTOBER 31, 2011

Statements of Operations

Year Ended October 31, 2011	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050

Investment Income

Dividends – affiliated	$140,472	$157,766	$98,989	$120,546	$53,515	$55,416	$22,666	$19,393
Net investment income allocated from affiliated Master Portfolios:
Income	280,320	299,781	174,708	195,967	66,186	75,590	28,238	23,997
Expenses	(39,345)	(43,621)	(26,650)	(33,078)	(14,344)	(14,685)	(6,129)	(5,193)

Total income	381,447	413,926	247,047	283,435	105,357	116,321	44,775	38,197

Expenses

Professional	36,657	35,636	36,477	37,658	38,033	38,412	37,425	37,931
Service and distribution – Class R	34,392	37,023	30,715	41,100	21,227	19,071	11,191	8,967
Registration	33,531	34,511	33,645	34,035	32,931	33,002	32,543	32,569
Service – Investor A	19,100	23,935	13,352	19,384	10,641	12,142	3,256	2,979
Printing	15,780	18,071	12,736	17,384	9,533	9,867	4,786	4,246
Accounting	13,750	13,750	13,750	13,750	13,750	13,750	13,750	13,750
Custodian	12,997	13,037	13,070	13,169	12,993	12,987	12,970	12,979
Transfer agent – Class R	12,827	13,355	12,443	16,313	12,810	14,740	11,149	13,253
Administration	10,948	12,941	8,682	12,230	6,503	6,667	2,720	2,343
Transfer agent – Investor A	8,958	15,638	9,116	11,491	8,302	12,181	5,862	6,629
Officer and Trustees	5,084	5,152	5,052	5,125	4,991	5,015	4,925	4,922
Administration – Investor A	1,909	2,393	1,335	1,937	1,063	1,214	325	298
Administration – Class R	1,718	1,850	1,535	2,053	1,060	953	559	448
Transfer agent – Institutional	242	440	216	337	265	301	325	233
Administration – Institutional	23	76	23	86	44	56	22	36
Miscellaneous	9,737	9,833	9,712	9,801	9,650	9,660	9,539	9,562

Total expenses	217,653	237,641	201,859	235,853	183,796	190,018	151,347	151,145
Less administration fees waived	(10,948)	(12,941)	(8,682)	(12,230)	(6,503)	(6,667)	(2,720)	(2,343)
Less administration fees waived – Institutional	(23)	(76)	(23)	(86)	(44)	(56)	(22)	(36)
Less administration fees waived – Investor A	(149)	(429)	(266)	(165)	(211)	(506)	(309)	(298)
Less administration fees waived – Class R	(559)	(38)	(223)	(141)	(1,039)	(953)	(559)	(448)
Less transfer agent fees waived – Institutional	(23)	(15)	(17)	(17)	(15)	(17)	(25)	(17)
Less transfer agent fees waived – Investor A	(16)	(46)	(33)	(1)	(26)	(40)	(56)	(49)
Less transfer agent fees waived – Class R	(23)	–	(4)	(4)	(39)	(42)	(26)	(23)
Less transfer agent fees reimbursed – Institutional	(219)	(425)	(199)	(320)	(250)	(284)	(300)	(216)
Less transfer agent fees reimbursed – Investor A	(409)	(755)	(896)	–	(1,296)	(910)	(2,578)	(3,613)
Less transfer agent fees reimbursed – Class R	(379)	(9)	(60)	(45)	(2,642)	(5,569)	(5,782)	(8,956)
Less expenses reimbursed by advisor	(127,536)	(129,990)	(124,442)	(130,922)	(121,881)	(122,693)	(115,938)	(115,959)

Total expenses after fees waived and reimbursed	77,369	92,917	67,014	91,922	49,850	52,281	23,032	19,187

Net investment income	304,078	321,009	180,033	191,513	55,507	64,040	21,743	19,010

Realized and Unrealized Gain

Net realized gain from:
Investments – affiliated	596,674	876,745	532,786	716,008	253,066	311,883	88,305	98,632
Payment from affiliate	1,558	1,249	1,141	1,207	605	659	244	216
Capital gain distributions received from affiliated underlying funds	18,890	25,823	20,664	32,637	19,588	21,070	7,811	6,893
Allocation from affiliated Master Portfolios	207,796	274,125	200,536	367,416	233,063	231,833	89,672	82,263

	824,918	1,177,942	755,127	1,117,268	506,322	565,445	186,032	188,004

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	(510,193)	(634,112)	(399,723)	(397,897)	(74,381)	(95,970)	(29,586)	(27,014)
Allocation from affiliated Master Portfolios	(92,813)	(82,764)	(107,791)	(203,428)	(166,504)	(163,298)	(67,490)	(56,162)

	(603,006)	(716,876)	(507,514)	(601,325)	(240,885)	(259,268)	(97,076)	(83,176)

Total realized and unrealized gain	221,912	461,066	247,613	515,943	265,437	306,177	88,956	104,828

Net Increase in Net Assets Resulting from Operations	$525,990	$782,075	$427,646	$707,456	$320,944	$370,217	$110,699	$123,838

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	37

Statements of Changes in Net Assets

	BlackRock Prepared Portfolio 2015		BlackRock Prepared Portfolio 2020		BlackRock Prepared Portfolio 2025
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2011	2010	2011	2010	2011	2010
Operations
Net investment income	$304,078	$207,668	$321,009	$253,805	$180,033	$151,773
Net realized gain	824,918	620,505	1,177,942	819,437	755,127	754,215
Net change in unrealized appreciation/depreciation	(603,006)	438,761	(716,876)	674,464	(507,514)	310,811

Net increase in net assets resulting from operations	525,990	1,266,934	782,075	1,747,706	427,646	1,216,799

Dividends to Shareholders From
Net investment income:
Institutional	(1,807)	(951)	(5,871)	(4,347)	(1,734)	(911)
Investor A	(118,476)	(80,129)	(160,104)	(103,426)	(69,421)	(39,614)
Class R	(109,718)	(63,921)	(99,027)	(82,227)	(88,847)	(59,475)

Decrease in net assets resulting from dividends to shareholders	(230,001)	(145,001)	(265,002)	(190,000)	(160,002)	(100,000)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,561,619	2,734,536	2,052,265	3,357,065	907,054	2,536,449

Net Assets
Total increase in net assets	3,857,608	3,856,469	2,569,338	4,914,771	1,174,698	3,653,248
Beginning of year	11,132,327	7,275,858	15,350,283	10,435,512	10,565,022	6,911,774

End of year	$14,989,935	$11,132,327	$17,919,621	$15,350,283	$11,739,720	$10,565,022

Undistributed net investment income	$254,936	$152,689	$272,396	$180,637	$147,470	$105,427

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2011

BlackRock Prepared Portfolio 2030		BlackRock Prepared Portfolio 2035		BlackRock Prepared Portfolio 2040
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2011	2010	2011	2010	2011	2010

$191,513	$145,177	$55,507	$44,245	$64,040	$52,842
1,117,268	968,613	506,322	244,497	565,445	358,609

(601,325)	529,438	(240,885)	489,529	(259,268)	541,815

707,456	1,643,228	320,944	778,271	370,217	953,266

(4,898)	(2,267)	(1,846)	(584)	(2,448)	(1,089)
(75,252)	(49,466)	(26,519)	(17,169)	(30,231)	(22,085)
(74,851)	(43,269)	(23,637)	(17,748)	(21,323)	(12,826)

(155,001)	(95,002)	(52,002)	(35,501)	(54,002)	(36,000)

421,725	3,875,304	572,942	2,644,527	200,250	2,055,314

974,180	5,423,530	841,884	3,387,297	516,465	2,972,580
14,852,613	9,429,083	7,516,632	4,129,335	8,321,154	5,348,574

$15,826,793	$14,852,613	$8,358,516	$7,516,632	$8,837,619	$8,321,154

$155,118	$93,910	$37,562	$23,111	$47,908	$26,043

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	39

Statements of Changes in Net Assets (concluded)

	BlackRock Prepared Portfolio 2045		BlackRock Prepared Portfolio 2050
	Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$21,743	$16,536	$19,010	$16,013
Net realized gain	186,032	110,119	188,004	126,452
Net change in unrealized appreciation/depreciation	(97,076)	167,781	(83,176)	155,633

Net increase in net assets resulting from operations	110,699	294,436	123,838	298,098

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(441)	(218)	(1,814)	(815)
Investor A	(8,075)	(3,883)	(8,145)	(3,369)
Class R	(13,985)	(6,899)	(11,441)	(2,816)
Net realized gain:
Institutional	–	–	(577)	–
Investor A	–	–	(4,066)	–
Class R	–	–	(6,759)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(22,501)	(11,000)	(32,802)	(7,000)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	789,248	1,206,188	339,205	758,891

Net Assets
Total increase in net assets	877,446	1,489,624	430,241	1,049,989
Beginning of year	3,079,759	1,590,135	2,707,531	1,657,542

End of year	$3,957,205	$3,079,759	$3,137,772	$2,707,531

Undistributed net investment income	$15,840	$12,237	$13,452	$12,011

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2015

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.12		$8.97		$7.78		$10.76	$10.00		$10.05		$8.92		$7.73		$10.74	$10.00
Net investment income[2]	0.27		0.26		0.38		0.27	0.16		0.23		0.22		0.22		0.24	0.15
Net realized and unrealized gain (loss)	0.19		1.08		1.03		(3.10)	0.60		0.18		1.08		1.17		(3.11)	0.59
Net increase (decrease) from investment operations	0.46		1.34		1.41		(2.83)	0.76		0.41		1.30		1.39		(2.87)	0.74
Dividends and distributions from:
Net investment income	(0.21)		(0.19)		(0.22)		(0.08)	–		(0.18)		(0.17)		(0.20)		(0.07)	–
Net realized gain	–		–		–		(0.07)	–		–		–		–		(0.07)	–
Total dividends and distributions	(0.21)		(0.19)		(0.22)		(0.15)	–		(0.18)		(0.17)		(0.20)		(0.14)	–
Net asset value, end of period	$10.37		$10.12		$8.97		$7.78	$10.76		$10.28		$10.05		$8.92		$7.73	$10.74

Total Investment Return[3]
Based on net asset value	4.56%	[4]	15.09%	[5]	18.78%		(26.66)%	7.60%	[6]	4.10%	[4]	14.69%	[5]	18.52%		(27.03)%	7.40%	[6]

Ratios to Average Net Assets
Total expenses	1.51%	[7]	1.55%	[8]	3.10%	[9]	5.03% [10]	231.75%	[10,11,12]	1.62%	[7]	1.70%	[8]	2.81%	[9]	5.34% [10]	69.07%	[10,11,12]
Total expenses after fees waived and reimbursed	0.27%	[7]	0.10%	[8]	0.12%	[9]	0.10% [10]	0.05%	[10,12]	0.65%	[7]	0.47%	[8]	0.50%	[9]	0.46% [10]	0.49%	[10,12]
Net investment income	2.61%	[7]	2.70%	[8]	4.86%	[9]	2.77% [10]	2.23%	[10,12]	2.23%	[7]	2.31%	[8]	2.80%	[9]	2.46% [10]	2.65%	[10,12]

Supplemental Data
Net assets, end of period (000)	$96		$54		$45		$50	$22		$8,594		$5,429		$3,437		$1,511	$264
Portfolio turnover	112%		98%		57%		52%	37%		112%		98%		57%		52%	37%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.46% for the Institutional and Investor A Shares, respectively.

[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79% and 94.70% for the Institutional and Investor A Shares, respectively.

[12]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	41

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2015

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.04		$8.91		$7.74		$10.72	$10.00
Net investment income[2]	0.20		0.18		0.20		0.20	0.12
Net realized and unrealized gain (loss)	0.18		1.09		1.15		(3.08)	0.60
Net increase (decrease) from investment operations	0.38		1.27		1.35		(2.88)	0.72
Dividends and distributions from:
Net investment income	(0.16)		(0.14)		(0.18)		(0.03)	–
Net realized gain	–		–		–		(0.07)	–
Total dividends and distributions	(0.16)		(0.14)		(0.18)		(0.10)	–
Net asset value, end of period	$10.26		$10.04		$8.91		$7.74	$10.72

Total Investment Return[3]
Based on net asset value	3.76%	[4]	14.36%	[5]	17.92%		(27.11)%	7.20%	[6]

Ratios to Average Net Assets
Total expenses	1.92%	[7]	2.06%	[8]	3.19%	[9]	4.59% [10]	232.47%	[10,11,12]
Total expenses after fees waived and reimbursed	0.97%	[7]	0.81%	[8]	0.84%	[9]	0.75% [10]	0.78%	[10,12]
Net investment income	1.92%	[7]	1.96%	[8]	2.51%	[9]	2.08% [10]	2.10%	[10,12]

Supplemental Data
Net assets, end of period (000)	$6,299		$5,649		$3,793		$1,984	$21
Portfolio turnover	112%		98%		57%		52%	37%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.13%.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 351.74%.

[12]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2020

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.90		$8.75		$7.57		$10.84	$10.00		$9.84		$8.71		$7.53		$10.82	$10.00
Net investment income[2]	0.25		0.23		0.23		0.24	0.14		0.20		0.19		0.20		0.23	0.12
Net realized and unrealized gain (loss)	0.22		1.09		1.15		(3.38)	0.70		0.22		1.09		1.16		(3.40)	0.70
Net increase (decrease) from investment operations	0.47		1.32		1.38		(3.14)	0.84		0.42		1.28		1.36		(3.17)	0.82
Dividends and distributions from:
Net investment income	(0.21)		(0.17)		(0.20)		(0.06)	–		(0.18)		(0.15)		(0.18)		(0.05)	–
Net realized gain	–		–		–		(0.07)	–		–		–		–		(0.07)	–
Total dividends and distributions	(0.21)		(0.17)		(0.20)		(0.13)	–		(0.18)		(0.15)		(0.18)		(0.12)	–
Net asset value, end of period	$10.16		$9.90		$8.75		$7.57	$10.84		$10.08		$9.84		$8.71		$7.53	$10.82

Total Investment Return[3]
Based on net asset value	4.78%	[4]	15.26%	[5]	18.89%		(29.30)%	8.40%	[6]	4.24%	[4]	14.78%	[5]	18.56%		(29.58)%	8.20%	[6]

Ratios to Average Net Assets
Total expenses	1.26%	[7]	1.21%	[8]	2.05%	[9]	3.50% [10]	77.97%	[10,11,12]	1.52%	[7]	1.52%	[8]	2.31%	[9]	3.68% [10]	144.28%	[10,11,12]
Total expenses after fees waived and reimbursed	0.25%	[7]	0.11%	[8]	0.13%	[9]	0.08% [10]	0.13%	[10,12]	0.68%	[7]	0.55%	[8]	0.55%	[9]	0.43% [10]	0.58%	[10,12]
Net investment income	2.40%	[7]	2.50%	[8]	3.04%	[9]	2.41% [10]	2.50%	[10,12]	1.97%	[7]	2.05%	[8]	2.54%	[9]	2.32% [10]	2.13%	[10,12]

Supplemental Data
Net assets, end of period (000)	$326		$262		$223		$193	$155		$9,994		$8,433		$4,926		$2,967	$80
Portfolio turnover	138%		106%		44%		55%	39%		138%		106%		44%		55%	39%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.54% for the Institutional and Investor A Shares, respectively.

[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29% and 214.43% for the Institutional and Investor A Shares, respectively.

[12]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	43

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2020

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.77		$8.65		$7.50		$10.80	$10.00
Net investment income[2]	0.17		0.16		0.16		0.18	0.09
Net realized and unrealized gain (loss)	0.22		1.09		1.16		(3.36)	0.71
Net increase (decrease) from investment operations	0.39		1.25		1.32		(3.18)	0.80
Dividends and distributions from:
Net investment income	(0.15)		(0.13)		(0.17)		(0.05)	–
Net realized gain	–		–		–		(0.07)	–
Total dividends and distributions	(0.15)		(0.13)		(0.17)		(0.12)	–
Net asset value, end of period	$10.01		$9.77		$8.65		$7.50	$10.80

Total Investment Return[3]
Based on net asset value	3.95%	[4]	14.53%	[5]	18.11%		(29.76)%	8.00%	[6]

Ratios to Average Net Assets
Total expenses	1.79%	[7]	1.84%	[8]	2.64%	[9]	4.30% [10]	227.19%	[10,11,12]
Total expenses after fees waived and reimbursed	0.96%	[7]	0.85%	[8]	0.87%	[9]	0.84% [10]	0.80%	[10,12]
Net investment income	1.69%	[7]	1.76%	[8]	2.08%	[9]	1.88% [10]	1.64%	[10,12]

Supplemental Data
Net assets, end of period (000)	$7,599		$6,655		$5,287		$1,914	$22
Portfolio turnover	138%		106%		44%		55%	39%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.29%.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 346.14%.

[12]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2025

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.66		$8.50		$7.38		$11.00	$10.00		$9.60		$8.46		$7.35		$10.98	$10.00
Net investment income[2]	0.22		0.20		0.20		0.22	0.10		0.17		0.15		0.16		0.17	0.09
Net realized and unrealized gain (loss)	0.27		1.10		1.06		(3.67)	0.90		0.27		1.10		1.07		(3.64)	0.89
Net increase (decrease) from investment operations	0.49		1.30		1.26		(3.45)	1.00		0.44		1.25		1.23		(3.47)	0.98
Dividends and distributions from:
Net investment income	(0.20)		(0.14)		(0.14)		(0.09)	–		(0.16)		(0.11)		(0.12)		(0.08)	–
Net realized gain	–		–		–		(0.08)	–		–		–		–		(0.08)	–
Total dividends and distributions	(0.20)		(0.14)		(0.14)		(0.17)	–		(0.16)		(0.11)		(0.12)		(0.16)	–
Net asset value, end of period	$9.95		$9.66		$8.50		$7.38	$11.00		$9.88		$9.60		$8.46		$7.35	$10.98

Total Investment Return[3]
Based on net asset value	5.05%	[4]	15.41%	[5]	17.55%		(31.85)%	10.00%	[6]	4.54%	[4]	14.93%	[5]	17.08%		(32.05)%	9.80%	[6]

Ratios to Average Net Assets
Total expenses	1.64%	[7]	1.59%	[8]	3.05%	[9]	6.13% [10]	146.48%	[10,11,12]	1.85%	[7]	1.79%	[8]	3.10%	[9]	6.13% [10]	42.43%	[10,11,12]
Total expenses after fees waived and reimbursed	0.23%	[7]	0.13%	[8]	0.15%	[9]	0.13% [10]	0.07%	[10,12]	0.65%	[7]	0.55%	[8]	0.57%	[9]	0.49% [10]	0.47%	[10,12]
Net investment income	2.14%	[7]	2.22%	[8]	2.77%	[9]	2.24% [10]	1.77%	[10,12]	1.70%	[7]	1.70%	[8]	2.14%	[9]	1.81% [10]	1.55%	[10,12]

Supplemental Data
Net assets, end of period (000)	$116		$64		$56		$76	$47		$6,181		$4,353		$2,354		$1,569	$474
Portfolio turnover	119%		116%		54%		80%	36%		119%		116%		54%		80%	36%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.81% for the Institutional and Investor A Shares, respectively.

[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58% and 58.31% for the Institutional and Investor A Shares, respectively.

[12]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	45

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2025

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.52		$8.41		$7.32		$10.95	$10.00
Net investment income[2]	0.14		0.13		0.12		0.13	0.08
Net realized and unrealized gain (loss)	0.27		1.08		1.08		(3.61)	0.87
Net increase (decrease) from investment operations	0.41		1.21		1.20		(3.48)	0.95
Dividends and distributions from:
Net investment income	(0.13)		(0.10)		(0.11)		(0.07)	–
Net realized gain	–		–		–		(0.08)	–
Total dividends and distributions	(0.13)		(0.10)		(0.11)		(0.15)	–
Net asset value, end of period	$9.80		$9.52		$8.41		$7.32	$10.95

Total Investment Return[3]
Based on net asset value	4.35%	[4]	14.47%	[5]	16.75%		(32.20)%	9.50%	[6]

Ratios to Average Net Assets
Total expenses	2.09%	[7]	2.13%	[8]	3.39%	[9]	5.99% [10]	94.71%	[10,11,12]
Total expenses after fees waived and reimbursed	0.95%	[7]	0.86%	[8]	0.89%	[9]	0.80% [10]	0.77%	[10,12]
Net investment income	1.42%	[7]	1.49%	[8]	1.61%	[9]	1.41% [10]	1.33%	[10,12]

Supplemental Data
Net assets, end of period (000)	$5,443		$6,148		$4,502		$1,306	$225
Portfolio turnover	119%		116%		54%		80%	36%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.35%.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 144.26%.

[12]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2030

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.43		$8.25		$7.10		$11.09	$10.00		$9.35		$8.20		$7.07		$11.07	$10.00
Net investment income[2]	0.17		0.16		0.13		0.13	0.05		0.13		0.12		0.10		0.11	0.03
Net realized and unrealized gain (loss)	0.31		1.13		1.11		(3.97)	1.04		0.31		1.12		1.09		(3.97)	1.04
Net increase (decrease) from investment operations	0.48		1.29		1.24		(3.84)	1.09		0.44		1.24		1.19		(3.86)	1.07
Dividends and distributions from:
Net investment income	(0.15)		(0.11)		(0.09)		(0.06)	–		(0.11)		(0.09)		(0.06)		(0.05)	–
Net realized gain	–		–		–		(0.09)	–		–		–		–		(0.09)	–
Total dividends and distributions	(0.15)		(0.11)		(0.09)		(0.15)	–		(0.11)		(0.09)		(0.06)		(0.14)	–
Net asset value, end of period	$9.76		$9.43		$8.25		$7.10	$11.09		$9.68		$9.35		$8.20		$7.07	$11.07

Total Investment Return[3]
Based on net asset value	5.04%	[4]	15.76%	[5]	17.83%		(34.98)%	10.90%	[6]	4.69%	[4]	15.17%	[7]	17.11%		(35.35)%	10.70%	[6]

Ratios to Average Net Assets
Total expenses	1.21%	[8]	1.34%	[9]	2.11%	[10]	4.95% [11]	152.76%	[11,12,13]	1.51%	[8]	1.62%	[9]	2.73%	[10]	4.94% [11]	97.81%	[11,12,13]
Total expenses after fees waived and reimbursed	0.20%	[8]	0.15%	[9]	0.18%	[10]	0.08% [11]	0.12%	[11,13]	0.62%	[8]	0.59%	[9]	0.65%	[10]	0.51% [11]	0.57%	[11,13]
Net investment income	1.74%	[8]	1.81%	[9]	1.62%	[10]	1.35% [11]	0.82%	[11,13]	1.32%	[8]	1.37%	[9]	1.37%	[10]	1.14% [11]	0.49%	[11,13]

Supplemental Data
Net assets, end of period (000)	$355		$302		$166		$24	$43		$8,008		$6,787		$4,223		$1,675	$199
Portfolio turnover	117%		114%		29%		62%	42%		117%		114%		29%		62%	42%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64%.
[6]	Aggregate total investment return.
[7]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27% and 129.63% for the Institutional and Investor A Shares, respectively.

[13]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	47

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2030

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.31		$8.16		$7.05		$11.05	$10.00
Net investment income[2]	0.10		0.09		0.08		0.06	0.01
Net realized and unrealized gain (loss)	0.30		1.13		1.09		(3.93)	1.04
Net increase (decrease) from investment operations	0.40		1.22		1.17		(3.87)	1.05
Dividends and distributions from:
Net investment income	(0.09)		(0.07)		(0.06)		(0.04)	–
Net realized gain	–		–		–		(0.09)	–
Total dividends and distributions	(0.09)		(0.07)		(0.06)		(0.13)	–
Net asset value, end of period	$9.62		$9.31		$8.16		$7.05	$11.05

Total Investment Return[3]
Based on net asset value	4.25%	[4]	14.97%	[5]	16.81%		(35.44)%	10.50%	[6]

Ratios to Average Net Assets
Total expenses	1.80%	[7]	1.94%	[8]	3.04%	[9]	5.31% [10]	186.99%	[10,11,12]
Total expenses after fees waived and reimbursed	0.92%	[7]	0.88%	[8]	0.91%	[9]	0.89% [10]	0.83%	[10,12]
Net investment income	1.01%	[7]	1.04%	[8]	1.03%	[9]	0.70% [10]	0.10%	[10,12]

Supplemental Data
Net assets, end of period (000)	$7,463		$7,763		$5,039		$1,575	$22
Portfolio turnover	117%		114%		29%		62%	42%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.85%.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 304.30%.

[12]	Annualized.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2035

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.13		$7.98		$6.90		$11.04	$10.00		$9.07		$7.93		$6.86		$11.02	$10.00
Net investment income[2]	0.12		0.12		0.10		0.14	0.03		0.07		0.08		0.07		0.09	0.01
Net realized and unrealized gain (loss)	0.31		1.12		1.03		(4.14)	1.01		0.32		1.12		1.02		(4.11)	1.01
Net increase (decrease) from investment operations	0.43		1.24		1.13		(4.00)	1.04		0.39		1.20		1.09		(4.02)	1.02
Dividends and distributions from:
Net investment income	(0.10)		(0.09)		(0.05)		(0.05)	–		(0.07)		(0.06)		(0.02)		(0.05)	–
Net realized gain	–		–		–		(0.09)	–		–		–		–		(0.09)	–
Total dividends and distributions	(0.10)		(0.09)		(0.05)		(0.14)	–		(0.07)		(0.06)		(0.02)		(0.14)	–
Net asset value, end of period	$9.46		$9.13		$7.98		$6.90	$11.04		$9.39		$9.07		$7.93		$6.86	$11.02

Total Investment Return[3]
Based on net asset value	4.73%	[4]	15.55%	[4]	16.48%		(36.63)%	10.40%	[5]	4.32%	[4]	15.21%	[4]	16.05%		(36.92)%	10.20%	[5]

Ratios to Average Net Assets
Total expenses	1.84%	[6]	2.19%	[7]	4.53%	[6]	9.29% [8]	158.80%	[8,9,10]	2.16%	[6]	2.36%	[7]	4.70%	[6]	8.89% [8]	128.07%	[8,9,10]
Total expenses after fees waived and reimbursed	0.17%	[6]	0.17%	[7]	0.19%	[6]	0.11% [8]	0.14%	[8,10]	0.60%	[6]	0.56%	[7]	0.63%	[6]	0.50% [8]	0.62%	[8,10]
Net investment income	1.23%	[6]	1.38%	[7]	1.39%	[6]	1.41% [8]	0.46%	[8,10]	0.77%	[6]	0.92%	[7]	1.06%	[6]	0.92% [8]	0.10%	[8,10]

Supplemental Data
Net assets, end of period (000)	$207		$70		$56		$32	$46		$4,878		$3,227		$1,774		$1,122	$115
Portfolio turnover	94%		115%		37%		67%	34%		94%		115%		37%		67%	34%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]	Aggregate total investment return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03% and 174.22% for the Institutional and Investor A Shares, respectively.

[10]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	49

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2035

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.00		$7.89		$6.84		$11.00	$10.00
Net investment income (loss)[2]	0.05		0.05		0.04		0.04	(0.01)
Net realized and unrealized gain (loss)	0.31		1.11		1.03		(4.08)	1.01
Net increase (decrease) from investment operations	0.36		1.16		1.07		(4.04)	1.00
Dividends and distributions from:
Net investment income	(0.05)		(0.05)		(0.02)		(0.03)	–
Net realized gain	–		–		–		(0.09)	–
Total dividends and distributions	(0.05)		(0.05)		(0.02)		(0.12)	–
Net asset value, end of period	$9.31		$9.00		$7.89		$6.84	$11.00

Total Investment Return[3]
Based on net asset value	3.96%	[4]	14.76%	[5]	15.72%		(37.09)%	10.00%	[6]

Ratios to Average Net Assets
Total expenses	2.43%	[7]	2.85%	[8]	5.25%	[7]	9.63% [9]	179.46%	[9,10,11]
Total expenses after fees waived and reimbursed	0.91%	[7]	0.91%	[8]	0.94%	[7]	0.93% [9]	0.86%	[9,11]
Net investment income (loss)	0.48%	[7]	0.56%	[8]	0.58%	[7]	0.46% [9]	(0.22)%	[9,11]

Supplemental Data
Net assets, end of period (000)	$3,273		$4,219		$2,300		$582	$43
Portfolio turnover	94%		115%		37%		67%	34%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64%.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 282.70%.

[11]	Annualized.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2040

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.25		$8.07		$6.96		$11.19	$10.00		$9.17		$8.01		$6.92		$11.17	$10.00
Net investment income[2]	0.13		0.11		0.10		0.10	0.02		0.08		0.07		0.06		0.08	–	[3]
Net realized and unrealized gain (loss)	0.33		1.15		1.07		(4.17)	1.17		0.32		1.14		1.06		(4.18)	1.17
Net increase (decrease) from investment operations	0.46		1.26		1.17		(4.07)	1.19		0.40		1.21		1.12		(4.10)	1.17
Dividends and distributions from:
Net investment income	(0.11)		(0.08)		(0.06)		(0.06)	–		(0.07)		(0.05)		(0.03)		(0.05)	–
Net realized gain	–		–		–		(0.10)	–		–		–		–		(0.10)	–
Total dividends and distributions	(0.11)		(0.08)		(0.06)		(0.16)	–		(0.07)		(0.05)		(0.03)		(0.15)	–
Net asset value, end of period	$9.60		$9.25		$8.07		$6.96	$11.19		$9.50		$9.17		$8.01		$6.92	$11.17

Total Investment Return[4]
Based on net asset value	4.95%	[5]	15.67%	[6]	17.02%		(36.87)%	11.90%	[7]	4.30%	[5]	15.21%	[8]	16.38%		(37.16)%	11.70%	[7]

Ratios to Average Net Assets
Total expenses	1.78%	[9]	1.89%	[10]	3.82%	[11]	9.56% [12]	134.69%	[12,13,14]	2.16%	[9]	2.34%	[10]	4.41%	[11]	9.62% [12]	94.51%	[12,13,14]
Total expenses after fees waived and reimbursed	0.17%	[9]	0.17%	[10]	0.19%	[11]	0.12% [12]	0.14%	[12,14]	0.66%	[9]	0.66%	[10]	0.69%	[11]	0.59% [12]	0.56%	[12,14]
Net investment income	1.31%	[9]	1.32%	[10]	1.35%	[11]	1.07% [12]	0.39%	[12,14]	0.82%	[9]	0.84%	[10]	0.88%	[11]	0.86% [12]	0.03%	[12,14]

Supplemental Data
Net assets, end of period (000)	$224		$204		$111		$37	$38		$5,199		$4,621		$2,656		$1,126	$186
Portfolio turnover	99%		114%		29%		80%	36%		99%		114%		29%		80%	36%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional Shares total return.
[7]	Aggregate total investment return.
[8]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08%.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56% and 119.34% for the Institutional and Investor A Shares, respectively.

[14]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	51

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2040

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.14		$7.99		$6.92		$11.14	$ 10.00
Net investment income (loss)[2]	0.05		0.06		0.04		0.03	(0.02)
Net realized and unrealized gain (loss)	0.33		1.13		1.06		(4.14)	1.16
Net increase (decrease) from investment operations	0.38		1.19		1.10		(4.11)	1.14
Dividends and distributions from:
Net investment income	(0.05)		(0.04)		(0.03)		(0.01)	–
Net realized gain	–		–		–		(0.10)	–
Total dividends and distributions	(0.05)		(0.04)		(0.03)		(0.11)	–
Net asset value, end of period	$9.47		$9.14		$7.99		$6.92	$ 11.14

Total Investment Return[3]
Based on net asset value	4.18%	[4]	14.93%	[5]	16.08%		(37.24)%	11.40%	[6]

Ratios to Average Net Assets
Total expenses	2.51%	[7]	2.83%	[8]	4.83%	[9]	9.66% [10]	149.22%	[10,11,12]
Total expenses after fees waived and reimbursed	0.91%	[7]	0.91%	[8]	0.93%	[9]	0.92% [10]	0.84%	[10,12]
Net investment income (loss)	0.56%	[7]	0.65%	[8]	0.52%	[9]	0.33% [10]	(0.35)%	[10,12]

Supplemental Data
Net assets, end of period (000)	$3,414		$3,496		$2,582		$532	$ 25
Portfolio turnover	99%		114%		29%		80%	36%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81%.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 260.79%.

[12]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2045

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.32		$8.16		$7.02		$11.33	$10.00		$9.21		$8.08		$6.97		$11.30	$10.00
Net investment income[2]	0.12		0.12		0.11		0.09	0.02		0.07		0.07		0.08		0.07	–	[3]
Net realized and unrealized gain (loss)	0.36		1.12		1.06		(4.24)	1.31		0.35		1.10		1.04		(4.26)	1.30
Net increase (decrease) from investment operations	0.48		1.24		1.17		(4.15)	1.33		0.42		1.17		1.12		(4.19)	1.30
Dividends and distributions from:
Net investment income	(0.12)		(0.08)		(0.03)		(0.07)	–		(0.08)		(0.04)		(0.01)		(0.05)	–
Net realized gain	–		–		–		(0.09)	–		–		–		–		(0.09)	–
Total dividends and distributions	(0.12)		(0.08)		(0.03)		(0.16)	–		(0.08)		(0.04)		(0.01)		(0.14)	–
Net asset value, end of period	$9.68		$9.32		$8.16		$7.02	$11.33		$9.55		$9.21		$8.08		$6.97	$11.30

Total Investment Return[4]
Based on net asset value	5.10%	[5]	15.20%	[5]	16.70%		(37.12)%	13.30%	[6]	4.50%	[5]	14.55%	[5]	16.13%		(37.48)%	13.00%	[6]

Ratios to Average Net Assets
Total expenses	4.10%	[7]	4.80%	[8]	9.92%	[7]	32.26% [9]	223.70%	[9,10,11]	4.24%	[7]	4.76%	[8]	9.55%	[7]	23.08% [9]	200.49%	[9,10,11]
Total expenses after fees waived and reimbursed	0.17%	[7]	0.17%	[8]	0.19%	[7]	0.10% [9]	0.14%	[9,11]	0.67%	[7]	0.67%	[8]	0.68%	[7]	0.61% [9]	0.67%	[9,11]
Net investment income	1.19%	[7]	1.33%	[8]	1.54%	[7]	0.97% [9]	0.43%	[9,11]	0.73%	[7]	0.83%	[8]	1.08%	[7]	0.80% [9]	0.03%	[9,11]

Supplemental Data
Net assets, end of period (000)	$133		$35		$23		$20	$23		$1,656		$950		$677		$538	$84
Portfolio turnover	82%		123%		49%		103%	99%		82%		123%		49%		103%	99%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57% and 273.93% for the Institutional and Investor A Shares, respectively.

[11]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	53

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2045

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.15		$8.04		$6.94		$11.28	$10.00
Net investment income (loss)[2]	0.05		0.05		0.04		0.07	(0.02)
Net realized and unrealized gain (loss)	0.34		1.10		1.06		(4.26)	1.30
Net increase (decrease) from investment operations	0.39		1.15		1.10		(4.19)	1.28
Dividends and distributions from:
Net investment income	(0.06)		(0.04)		–		(0.06)	–
Net realized gain	–		–		–		(0.09)	–
Total dividends and distributions	(0.06)		(0.04)		–		(0.15)	–
Net asset value, end of period	$9.48		$9.15		$8.04		$6.94	$11.28

Total Investment Return[3]
Based on net asset value	4.24%	[4]	14.38%	[5]	15.85%		(37.62)%	12.80%	[6]

Ratios to Average Net Assets
Total expenses	4.41%	[7]	5.29%	[8]	10.42%	[7]	30.15% [9]	224.16%	[9,10,11]
Total expenses after fees waived and reimbursed	0.91%	[7]	0.91%	[8]	0.93%	[7]	0.86% [9]	0.86%	[9,11]
Net investment income (loss)	0.50%	[7]	0.55%	[8]	0.51%	[7]	0.71% [9]	(0.30)%	[9,11]

Supplemental Data
Net assets, end of period (000)	$2,168		$2,094		$890		$189	$23
Portfolio turnover	82%		123%		49%		103%	99%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25%.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 341.16%.

[11]	Annualized.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	OCTOBER 31, 2011

Financial Highlights	BlackRock Prepared Portfolio 2050

	Institutional									Investor A
	Year Ended October 31,							Period April 20, 2007[1] to October 31,		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.79		$7.64		$6.73		$11.24	$10.00		$8.71		$7.58		$6.70		$11.21	$10.00
Net investment income (loss)[2]	0.11		0.11		0.10		0.12	0.03		0.07		0.07		0.06		0.07	–	[3]
Net realized and unrealized gain (loss)	0.32		1.10		0.93		(4.46)	1.21		0.31		1.10		0.92		(4.43)	1.21
Net increase (decrease) from investment operations	0.43		1.21		1.03		(4.34)	1.24		0.38		1.17		0.98		(4.36)	1.21
Dividends and distributions from:
Net investment income	(0.11)		(0.06)		(0.05)		(0.08)	–		(0.07)		(0.04)		(0.03)		(0.06)	–
Net realized gain	(0.03)		–		(0.07)		(0.09)	–		(0.03)		–		(0.07)		(0.09)	–
Total dividends and distributions	(0.14)		(0.06)		(0.12)		(0.17)	–		(0.10)		(0.04)		(0.10)		(0.15)	–
Net asset value, end of period	$9.08		$8.79		$7.64		$6.73	$11.24		$8.99		$8.71		$7.58		$6.70	$11.21

Total Investment Return[4]
Based on net asset value	4.91%	[5]	15.86%	[5]	15.68%		(39.15)%	12.40%	[6]	4.39%	[5]	15.42%	[5]	14.94%		(39.37)%	12.10%	[6]

Ratios to Average Net Assets
Total expenses	4.00%	[7]	4.88%	[8]	11.13%	[8]	35.98%[9]	195.26%	[9,10,11]	4.87%	[7]	5.60%	[8]	11.55%	[8]	32.00%[9]	211.23%	[9,10,11]
Total expenses after waivers and reimbursements	0.17%	[7]	0.17%	[8]	0.20%	[8]	0.15%[9]	0.22%	[9,11]	0.67%	[7]	0.67%	[8]	0.70%	[8]	0.67%[9]	0.61%	[9,11]
Net investment income (loss)	1.21%	[7]	1.36%	[8]	1.48%	[8]	1.26%[9]	0.52%	[9,11]	0.73%	[7]	0.83%	[8]	0.85%	[8]	0.77%[9]	(0.04)%	[9,11]

Supplemental Data
Net assets, end of period (000)	$76		$139		$104		$74	$61		$1,374		$1,063		$668		$157	$30
Portfolio turnover	96%		104%		34%		102%	53%		96%		104%		34%		102%	53%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29% and 312.08% for the Institutional and Investor A Shares, respectively.

[11]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	55

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2050

	Class R
	Year Ended October 31,							Period April 20, 2007[1] to October 31,
	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.68		$7.56		$6.70		$11.19	$10.00
Net investment income (loss)[2]	0.04		0.05		0.04		0.05	(0.02)
Net realized and unrealized gain (loss)	0.32		1.09		0.92		(4.42)	1.21
Net increase (decrease) from investment operations	0.36		1.14		0.96		(4.37)	1.19
Dividends and distributions from:
Net investment income	(0.06)		(0.02)		(0.03)		(0.03)	–
Net realized gain	(0.03)		–		(0.07)		(0.09)	–
Total dividends and distributions	(0.09)		(0.02)		(0.10)		(0.12)	–
Net asset value, end of period	$8.95		$8.68		$7.56		$6.70	$11.19

Total Investment Return[3]
Based on net asset value	4.17%	[4]	15.13%	[4]	14.61%		(39.44)%	11.90%	[5]

Ratios to Average Net Assets
Total expenses	5.17%	[6]	6.20%	[7]	12.23%	[7]	28.99% [8]	215.39%	[8,9,10]
Total expenses after waivers and reimbursements	0.91%	[6]	0.91%	[7]	0.94%	[7]	0.94% [8]	0.85%	[8,10]
Net investment income (loss)	0.48%	[6]	0.58%	[7]	0.56%	[7]	0.55% [8]	(0.31)%	[8,10]

Supplemental Data
Net assets, end of period (000)	$1,688		$1,506		$885		$186	$22
Portfolio turnover	96%		104%		34%		102%	53%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 332.68%.

[10]	Annualized.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	OCTOBER 31, 2011

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of October 31, 2011, the Trust had 26 series, of which BlackRock Prepared Portfolio 2015 (“Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (“Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (“Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (“Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (“Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (“Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (“Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (“Prepared Portfolio 2050”) (collectively the “Funds”) are included in these financial statements. The Funds are classified as non-diversified. The Funds generally will invest in other registered investment companies (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invest, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value. The market value of the Funds’ investments in the Underlying Funds is based on the published

NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro rata ownership in the net assets of the Master Portfolios.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended October 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about

BLACKROCK FUNDS II	OCTOBER 31, 2011	57

Notes to Financial Statements (continued)

fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager will not receive any management fees from the Funds for its investment advisory services.

The Manager contractually agreed to waive or reimburse fees and/or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

		Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2015	1.00%	1.50%	1.74%
Prepared Portfolio 2020	1.00%	1.50%	1.74%
Prepared Portfolio 2025	1.00%	1.50%	1.74%
Prepared Portfolio 2030	1.00%	1.50%	1.74%
Prepared Portfolio 2035	1.00%	1.50%	1.74%
Prepared Portfolio 2040	1.00%	1.50%	1.74%
Prepared Portfolio 2045	1.00%	1.50%	1.74%
Prepared Portfolio 2050	1.00%	1.50%	1.74%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the non-interested Trustees.

In addition, the Manager has also contractually agreed to waive and/or reimburse fees or expenses, excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

		Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2012 unless approved by the Board, including a majority of non-interested Trustees. These amounts are included in administration fees waived and shown as administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by advisor, respectively, in the Statements of Operations. For the year ended October 31, 2011, the amounts included in administration fees waived were as follows:

Prepared Portfolio 2015	$10,948
Prepared Portfolio 2020	$12,941
Prepared Portfolio 2025	$8,682
Prepared Portfolio 2030	$12,230
Prepared Portfolio 2035	$6,503
Prepared Portfolio 2040	$6,667
Prepared Portfolio 2045	$2,720
Prepared Portfolio 2050	$2,343

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

58	BLACKROCK FUNDS II	OCTOBER 31, 2011

Notes to Financial Statements (continued)

On October 31, 2011, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2012	2013
Prepared Portfolio 2015	$120,835	$140,284
Prepared Portfolio 2020	$129,568	$144,724
Prepared Portfolio 2025	$121,203	$134,845
Prepared Portfolio 2030	$126,069	$143,931
Prepared Portfolio 2035	$115,227	$133,946
Prepared Portfolio 2040	$122,389	$137,737
Prepared Portfolio 2045	$109,246	$128,315
Prepared Portfolio 2050	$112,953	$131,958

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2011:

Prepared Portfolio 2015	$117,454
Prepared Portfolio 2020	$130,901
Prepared Portfolio 2025	$115,186
Prepared Portfolio 2030	$122,442
Prepared Portfolio 2035	$107,665
Prepared Portfolio 2040	$111,692
Prepared Portfolio 2045	$99,078
Prepared Portfolio 2050	$98,245

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

For the year ended October 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Prepared Portfolio 2015	$525
Prepared Portfolio 2020	$1,632
Prepared Portfolio 2025	$1,320
Prepared Portfolio 2030	$1,091
Prepared Portfolio 2035	$831
Prepared Portfolio 2040	$1,325
Prepared Portfolio 2045	$342
Prepared Portfolio 2050	$109

For the year ended October 31, 2011, affiliates received contingent deferred sales charges relating to transactions in Prepared Portfolio 2020 Investor A Shares of $10,000.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2011, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

Call Center
Share Classes	Institutional	Investor A	Class R	Total
Prepared Portfolio 2015	$23	$128	$69	$220
Prepared Portfolio 2020	$14	$143	$78	$235
Prepared Portfolio 2025	$16	$100	$61	$177
Prepared Portfolio 2030	$17	$138	$81	$236
Prepared Portfolio 2035	$14	$ 77	$46	$137
Prepared Portfolio 2040	$16	$ 97	$42	$155
Prepared Portfolio 2045	$24	$ 61	$26	$111
Prepared Portfolio 2050	$16	$ 49	$23	$ 88

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations.

During the year ended October 31, 2011, the Manager reimbursed the Funds for net losses associated with certain investment transactions as follows:

Prepared Portfolio 2015	$1,558
Prepared Portfolio 2020	$1,249
Prepared Portfolio 2025	$1,141
Prepared Portfolio 2030	$1,207
Prepared Portfolio 2035	$605
Prepared Portfolio 2040	$659
Prepared Portfolio 2045	$244
Prepared Portfolio 2050	$216

BLACKROCK FUNDS II	OCTOBER 31, 2011	59

Notes to Financial Statements (continued)

During the year ended October 31, 2011, the following Funds received reimbursements from an affiliate, which are included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors. The amounts of the reimbursements to the Funds were:

Prepared Portfolio 2015	$2,066
Prepared Portfolio 2025	$339

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2011, were as follows:

	Purchases	Sales
Prepared Portfolio 2015	$19,755,267	$16,223,964
Prepared Portfolio 2020	$25,781,657	$23,854,030
Prepared Portfolio 2025	$14,770,460	$13,855,516
Prepared Portfolio 2030	$19,558,359	$19,189,260
Prepared Portfolio 2035	$8,805,200	$8,172,403
Prepared Portfolio 2040	$9,050,879	$8,785,940
Prepared Portfolio 2045	$3,855,081	$3,001,751
Prepared Portfolio 2050	$3,365,615	$3,021,911

4. Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the year ended October 31, 2011.

5. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2011 attributable to a payment from affiliate and distributions received from a regulated investment company were reclassified to the following accounts:

	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025
Undistributed net investment income	$ 28,170	$ 35,752	$ 22,012
Accumulated net realized gain	$(28,170)	$(35,752)	$(22,012)

	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040
Undistributed net investment income	$ 24,696	$ 10,946	$ 11,827
Accumulated net realized gain	$(24,696)	$(10,946)	$(11,827)

	Prepared Portfolio 2045	Prepared Portfolio 2050
Undistributed net investment income	$4,361	$3,831
Accumulated net realized gain	$(4,361)	$(3,831)

The tax character of distributions paid during the fiscal years ended October 31, 2011 and October 31, 2010 was as follows:

	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025
Ordinary income
10/31/11	$230,001	$265,002	$160,002
10/31/10	$145,001	$190,000	$100,000

	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040
Ordinary income
10/31/11	$155,001	$52,002	$54,002
10/31/10	$ 95,002	$35,501	$36,000

	Prepared Portfolio 2045	Prepared Portfolio 2050
Ordinary income
10/31/11	$22,501	$21,400
10/31/10	$11,000	$7,000
Long-term capital gain
10/31/11	–	$11,402
Total
10/31/11	$22,501	$32,802
10/31/10	$11,000	$7,000

60	BLACKROCK FUNDS II	OCTOBER 31, 2011

Notes to Financial Statements (continued)

As of October 31, 2011, the tax components of accumulated net earnings were as follows:

	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025
Undistributed ordinary income	$416,796	$347,692	$402,157
Undistributed long-term capital gains	254,194	393,023	252,077
Net unrealized gains*	579,405	891,645	617,486
Total	$1,250,395	$1,632,360	$1,271,720

	Prepared Portfolio 2030	Prepared Portfolio 2035	Prepared Portfolio 2040
Undistributed ordinary income	$630,587	$ 80,170	$264,971
Undistributed long-term capital gains	305,700	107,589	125,811
Net unrealized gains*	991,369	625,898	749,147
Total	$1,927,656	$813,657	$1,139,929

	Prepared Portfolio 2045	Prepared Portfolio 2050
Undistributed ordinary income	$35,369	$103,473
Undistributed long-term capital gains	44,863	37,614
Net unrealized gains*	237,997	254,907
Total	$318,229	$395,994

*	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and the timing of recognition of partnership income.

6. Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2011		Year Ended October 31, 2010

Prepared Portfolio 2015	Shares	Amount	Shares	Amount
Institutional

Shares sold	5,842	$ 60,104	196	$1,852
Shares issued in reinvestment of dividends	136	1,389	62	573
Total issued	5,978	61,493	258	2,425
Shares redeemed	(1,999)	(21,073)	(25)	(243)
Net increase	3,979	$ 40,420	233	$2,182

Investor A
Shares sold	493,727	$ 5,100,091	261,393	$ 2,452,722
Shares issued in reinvestment of dividends	11,593	118,138	8,569	79,346
Total issued	505,320	5,218,229	269,962	2,532,068
Shares redeemed	(209,753)	(2,156,794)	(115,048)	(1,086,779)
Net increase	295,567	$ 3,061,435	154,914	$ 1,445,289

BLACKROCK FUNDS II	OCTOBER 31, 2011	61

Notes to Financial Statements (continued)

	Year Ended October 31, 2011		Year Ended October 31, 2010
Prepared Portfolio 2015 (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	409,447	$4,227,208	328,314	$3,087,811
Shares issued in reinvestment of dividends	10,736	109,406	6,859	63,645
Total issued	420,183	4,336,614	335,173	3,151,456
Shares redeemed	(369,194)	(3,876,850)	(197,957)	(1,864,391)
Net increase	50,989	$459,764	137,216	$1,287,065

Prepared Portfolio 2020

Institutional
Shares sold	5,236	$53,383	884	$ 8,299
Shares issued in reinvestment of dividends	521	5,246	423	3,863
Total issued	5,757	58,629	1,307	12,162
Shares redeemed	(101)	(1,010)	(266)	(2,413)
Net increase	5,656	$57,619	1,041	$ 9,749

Investor A
Shares sold	803,868	$8,168,536	527,646	$4,853,985
Shares issued in reinvestment of dividends	15,824	158,712	11,321	103,137
Total issued	819,692	8,327,248	538,967	4,957,122
Shares redeemed	(685,627)	(7,146,354)	(247,711)	(2,268,578)
Net increase	134,065	$1,180,894	291,256	$2,688,544

Class R
Shares sold	577,503	$5,893,732	335,760	$3,075,378
Shares issued in reinvestment of dividends	9,853	98,233	9,037	81,876
Total issued	587,356	5,991,965	344,797	3,157,254
Shares redeemed	(509,552)	(5,178,213)	(274,522)	(2,498,482)
Net increase	77,804	$813,752	70,275	$658,772

Prepared Portfolio 2025

Institutional
Shares sold	5,467	$54,170	–	–
Shares issued in reinvestment of dividends	135	1,341	71	$632
Total issued	5,602	55,511	71	632
Shares redeemed	(594)	(5,902)	–	–
Net increase	5,008	$49,609	71	$632

Investor A
Shares sold	410,488	$4,111,171	385,686	$3,465,846
Shares issued in reinvestment of dividends	6,766	66,711	4,420	39,516
Total issued	417,254	4,177,882	390,106	3,505,362
Shares redeemed	(245,524)	(2,420,315)	(214,678)	(1,940,259)
Net increase	171,730	$1,757,567	175,428	$1,565,103

62	BLACKROCK FUNDS II	OCTOBER 31, 2011

Notes to Financial Statements (continued)

	Year Ended October 31, 2011		Year Ended October 31, 2010
Prepared Portfolio 2025 (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	236,248	$ 2,361,862	375,049	$3,340,383
Shares issued in reinvestment of dividends	9,039	88,580	6,668	59,276
Total issued	245,287	2,450,442	381,717	3,399,659
Shares redeemed	(335,425)	(3,350,564)	(271,466)	(2,428,945)
Net increase (decrease)	(90,138)	$ (900,122)	110,251	$970,714

Prepared Portfolio 2030

Institutional
Shares sold	10,571	$107,102	12,870	$109,346
Shares issued in reinvestment of dividends	382	3,740	232	2,042
Total issued	10,953	110,842	13,102	111,388
Shares redeemed	(6,607)	(68,630)	(1,211)	(11,023)
Net increase	4,346	$ 42,212	11,891	$100,365

Investor A
Shares sold	593,001	$5,914,126	351,434	$3,117,492
Shares issued in reinvestment of dividends	7,308	71,172	5,265	46,175
Total issued	600,309	5,985,298	356,699	3,163,667
Shares redeemed	(498,418)	(5,002,088)	(145,899)	(1,281,185)
Net increase	101,891	$983,210	210,800	$1,882,482

Class R
Shares sold	384,124	$ 3,803,407	450,646	$3,924,514
Shares issued in reinvestment of dividends	7,691	74,678	4,929	43,134
Total issued	391,815	3,878,085	455,575	3,967,648
Shares redeemed	(450,333)	(4,481,782)	(238,647)	(2,075,191)
Net increase (decrease)	(58,518)	$ (603,697)	216,928	$1,892,457

Prepared Portfolio 2035

Institutional
Shares sold	27,755	$ 264,043	2,427	$ 20,000
Shares issued in reinvestment of dividends	168	1,618	46	396
Total issued	27,923	265,661	2,473	20,396
Shares redeemed	(13,700)	(134,759)	(1,818)	(15,652)
Net increase	14,223	$ 130,902	655	$ 4,744

Investor A
Shares sold	275,419	$ 2,713,194	267,226	$2,319,010
Shares issued in reinvestment of dividends	2,763	26,446	2,000	17,125
Total issued	278,182	2,739,640	269,226	2,336,135
Shares redeemed	(114,340)	(1,124,270)	(136,943)	(1,198,862)
Net increase	163,842	$ 1,615,370	132,283	$1,137,273

BLACKROCK FUNDS II	OCTOBER 31, 2011	63

Notes to Financial Statements (continued)

	Year Ended October 31, 2011		Year Ended October 31, 2010
Prepared Portfolio 2035 (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	225,351	$2,167,097	303,866	$ 2,565,105
Shares issued in reinvestment of dividends	2,473	23,542	2,073	17,644
Total issued	227,824	2,190,639	305,939	2,582,749
Shares redeemed	(345,298)	(3,363,969)	(128,542)	(1,080,239)
Net increase (decrease)	(117,474)	$(1,173,330)	177,397	$ 1,502,510

Prepared Portfolio 2040

Institutional
Shares sold	2,375	$ 23,452	8,224	$71,019
Shares issued in reinvestment of dividends	228	2,229	107	931
Total issued	2,603	25,681	8,331	71,950
Shares redeemed	(1,303)	(13,339)	(29)	(244)
Net increase	1,300	$ 12,342	8,302	$71,706

Investor A
Shares sold	273,791	$2,703,163	364,590	$ 3,167,585
Shares issued in reinvestment of dividends	3,120	30,230	2,550	22,085
Total issued	276,911	2,733,393	367,140	3,189,670
Shares redeemed	(233,929)	(2,286,789)	(194,596)	(1,719,766)
Net increase	42,982	$446,604	172,544	$ 1,469,904

Class R
Shares sold	264,837	$2,565,369	235,148	$ 2,019,548
Shares issued in reinvestment of dividends	2,197	21,218	1,473	12,743
Total issued	267,034	2,586,587	236,621	2,032,291
Shares redeemed	(289,113)	(2,845,283)	(177,057)	(1,518,587)
Net increase (decrease)	(22,079)	$(258,696)	59,564	$ 513,704

Prepared Portfolio 2045

Institutional
Shares sold	10,049	$102,876	1,161	$10,344
Shares issued in reinvestment of dividends	21	207	8	67
Total issued	10,070	103,083	1,169	10,411
Shares redeemed	(55)	(547)	(292)	(2,495)
Net increase	10,015	$102,536	877	$ 7,916

Investor A
Shares sold	97,145	$ 975,150	102,728	$ 922,198
Shares issued in reinvestment of dividends	831	8,074	445	3,883
Total issued	97,976	983,224	103,173	926,081
Shares redeemed	(27,783)	(275,157)	(83,731)	(744,888)
Net increase	70,193	$ 708,067	19,442	$ 181,193

64	BLACKROCK FUNDS II	OCTOBER 31, 2011

Notes to Financial Statements (concluded)

	Year Ended October 31, 2011		Year Ended October 31, 2010
Prepared Portfolio 2045 (concluded)	Shares	Amount	Shares	Amount

Class R

Shares sold	100,415	$978,571	170,924	$1,465,298
Shares issued in reinvestment of dividends	1,435	13,866	785	6,812

Total issued	101,850	992,437	171,709	1,472,110
Shares redeemed	(102,222)	(1,013,792)	(53,495)	(455,031)

Net increase (decrease)	(372)	$(21,355)	118,214	$1,017,079

Prepared Portfolio 2050

Institutional

Shares sold	3,589	$ 33,776	2,037	$16,799
Shares issued in reinvestment of dividends and distributions	211	1,941	85	699

Total issued	3,800	35,717	2,122	17,498
Shares redeemed	(11,234)	(110,322)	–	–

Net increase (decrease)	(7,434)	$ (74,605)	2,122	$17,498

Investor A

Shares sold	90,858	$ 851,189	62,008	$ 512,897
Shares issued in reinvestment of dividends and distributions	1,292	11,846	395	3,252

Total issued	92,150	863,035	62,403	516,149
Shares redeemed	(61,290)	(574,035)	(28,586)	(237,554)

Net increase	30,860	$ 289,000	33,817	$ 278,595

Class R

Shares sold	106,377	$ 978,248	108,749	$ 883,878
Shares issued in reinvestment of dividends and distributions	1,971	18,014	338	2,772

Total issued	108,348	996,262	109,087	886,650
Shares redeemed	(93,212)	(871,452)	(52,598)	(423,852)

Net increase	15,136	$ 124,810	56,489	$ 462,798

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	OCTOBER 31, 2011	65

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045, and BlackRock Prepared Portfolio 2050, eight of the twenty-six series constituting BlackRock Funds II (the “Funds”), as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended October 31, 2011:

	Payable Date	Qualified Dividend Income for Individuals*	Dividends Received Deduction for Corporations*
Prepared Portfolio 2015	12/29/10	31.24%	28.38%
Prepared Portfolio 2020	12/29/10	38.83%	35.60%
Prepared Portfolio 2025	12/29/10	51.02%	46.74%
Prepared Portfolio 2030	12/29/10	79.52%	72.72%
Prepared Portfolio 2035	12/29/10	100.00%	100.00%
Prepared Portfolio 2040	12/29/10	100.00%	100.00%
Prepared Portfolio 2045	12/29/10	100.00%	100.00%
Prepared Portfolio 2050	12/29/10	100.00%	100.00%

*	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

Additionally, Prepared Portfolio 2050 paid a long-term gain distribution of $0.034677 per share to shareholders of record on December 27, 2010.

66	BLACKROCK FUNDS II	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Prepared Portfolio 2015 (the “Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (the “Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (the “Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (the “Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (the “Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (the “Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (the “Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (the “Prepared Portfolio 2050”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Funds II (the “Trust”), met on April 12, 2011 and May 10-11, 2011 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager,” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board, together with the boards of other BlackRock-managed funds, also had established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were:

(a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 12, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 12, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 12, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board

BLACKROCK FUNDS II	OCTOBER 31, 2011	67

Disclosure of Investment Advisory Agreement (continued)

presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 10-11, 2011 Board meeting.

At an in-person meeting held on May 10-11, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 12, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the Prepared Portfolio 2015 ranked in the first quartile against its Lipper Performance Universe for each of the one-year, three-year and since-inception periods reported.

The Board noted that the Prepared Portfolio 2020 and Prepared Portfolio 2025 ranked in the second, first and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2030 and Prepared Portfolio 2040 ranked in the second, second and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

68	BLACKROCK FUNDS II	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement (continued)

The Board noted that the Prepared Portfolio 2035 ranked in the third, second and second quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that the Prepared Portfolio 2045 and Prepared Portfolio 2050 ranked in the third, second and first quartiles against its Lipper Performance Universe for the one-year, three-year and since-inception periods reported, respectively.

The Board noted that BlackRock has made changes to the organization of the overall equity group and fixed income group management structure designed to result in a strengthened leadership team.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, each Fund’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

BLACKROCK FUNDS II	OCTOBER 31, 2011	69

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the

Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

70	BLACKROCK FUNDS II	OCTOBER 31, 2011

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	29 RICs consisting of 82 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemicals); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)
Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board and Trustee	Since 2007

Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (medical technology commercialization company) from 2001 to 2007.

				29 RICs consisting of 82 Portfolios	Watson Pharmaceutical Inc.
James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	29 RICs consisting of 82 Portfolios	None
Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Trustee	Since 2007

Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.

				29 RICs consisting of 82 Portfolios	None
Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007

Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Director, Lifestyle Family Fitness (fitness industry) since 2006; Director, IDology, Inc. (technology solutions) since 2006; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.

				29 RICs consisting of 82 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)
Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007

Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca Cola Company since 2002; Advisory Board Member, Veracity Worldwide LLC (risk management) since 2007; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) since 2004 to 2010.

				29 RICs consisting of 82 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)
Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	29 RICs consisting of 82 Portfolios	None
John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007

Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Allmerica Financial Corporation from 1995 to 2003; Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007; Vice Chairman and Director, Boston Lyric Opera from 2002 to 2007.

				29 RICs consisting of 82 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2007

Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; President, American Bar Association from 1995 to 1996.

				29 RICs consisting of 82 Portfolios	None

BLACKROCK FUNDS II	OCTOBER 31, 2011	71

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation since 2008; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.	29 RICs consisting of 82 Portfolios	None

[1]  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]  Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2011	Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	159 RICs consisting of 286 Portfolios	None
Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007

Chairman and Chief Executive Officer of BlackRock since its formation in 1998 and of BlackRock’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.

				29 RICs consisting of 82 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				159 RICs consisting of 286 Portfolios	None

[3]  Messrs. Audet and Fink are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-ended funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

72	BLACKROCK FUNDS II	OCTOBER 31, 2011

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resources Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
[1] Officers of the Trust serve at the pleasure of the Board of Trustees.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Effective September 13, 2011, Richard S. Davis resigned as Trustee of the Trust and Paul L. Audet became a Trustee of the Trust.

BLACKROCK FUNDS II	OCTOBER 31, 2011	73

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

74	BLACKROCK FUNDS II	OCTOBER 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	OCTOBER 31, 2011	75

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology
Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock Emerging Market Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Multi-Asset Income Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio BlackRock Total Return Fund BlackRock US Government Bond Portfolio BlackRock World Income Fund US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

76	BLACKROCK FUNDS II	OCTOBER 31, 2011

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LIFECYCLE-10/11-AR

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Prepared Portfolio 2015	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$1
BlackRock Prepared Portfolio 2020	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$2
BlackRock Prepared Portfolio 2025	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$1
BlackRock Prepared Portfolio 2030	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$1
BlackRock Prepared Portfolio 2035	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$1
BlackRock Prepared Portfolio 2040	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$1
BlackRock Prepared Portfolio 2045	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$0
BlackRock Prepared Portfolio 2050	$18,600	$18,200	$0	$0	$12,350	$6,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]

Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Prepared Portfolio 2015	$12,350	$16,878
BlackRock Prepared Portfolio 2020	$12,350	$16,879
BlackRock Prepared Portfolio 2025	$12,350	$16,878
BlackRock Prepared Portfolio 2030	$12,350	$16,878
BlackRock Prepared Portfolio 2035	$12,350	$16,878
BlackRock Prepared Portfolio 2040	$12,350	$16,878
BlackRock Prepared Portfolio 2045	$12,350	$16,877
BlackRock Prepared Portfolio 2050	$12,350	$16,877

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 3, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: January 3, 2012